   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 23, 1998


                                               SECURITIES ACT FILE NO. 333-60719

                                       INVESTMENT COMPANY ACT FILE NO. 811-08939
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2


/X/            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
/X/                         PRE-EFFECTIVE AMENDMENT NO. 2
/ /                          POST-EFFECTIVE AMENDMENT NO.
                                        AND/OR
/X/        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/X/                                AMENDMENT NO. 2
                           (CHECK APPROPRIATE BOX OR BOXES)



                       NAB EXCHANGEABLE PREFERRED TRUST*
               (Exact Name of Registrant as Specified in Charter)

                            C/O PUGLISI & ASSOCIATES
                               850 LIBRARY AVENUE
                                   SUITE 204
                             NEWARK, DELAWARE 19715
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (302) 738-6680

                               RL&F SERVICE CORP.
                               ONE RODNEY SQUARE
                                   10TH FLOOR
                             10TH AND KING STREETS
                           WILMINGTON, DELAWARE 19801
                    (Name and Address of Agent for Service)
                            ------------------------

                                    COPY TO:

                             CRAIG E. CHAPMAN, ESQ.
                                BROWN & WOOD LLP
                             ONE WORLD TRADE CENTER
                         NEW YORK, NEW YORK 10048-0557

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

    If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. / /
                            ------------------------


    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.


*FORMERLY XYZ EXCHANGEABLE PREFERRED TRUST.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS-REFERENCE SHEET*

                       ITEM NUMBER IN FORM N-2                                  CAPTION IN PROSPECTUS
           ------------------------------------------------  -----------------------------------------------------------
PART A--INFORMATION REQUIRED IN A PROSPECTUS
       1.  Outside Front Cover.............................  Front Cover Page
       2.  Inside Front and Outside Back Cover Page........  Front Cover Page; Inside Front Cover Page; Underwriting
       3.  Fee Table and Synopsis..........................  Prospectus Summary; Fee Table
       4.  Financial Highlights............................  Not Applicable
       5.  Plan of Distribution............................  Front Cover Page; Prospectus Summary; Net Asset Value;
                                                             Underwriting
       6.  Selling Shareholders............................  Not Applicable
       7.  Use of Proceeds.................................  Use of Proceeds and Collateral Arrangements; Investment
                                                             Objective and Policies
       8.  General Description of the Registrant...........  Front Cover Page; Prospectus Summary; The Trust; Investment
                                                             Objective and Policies; Investment Restrictions; Risk
                                                             Factors; Dividends and Distributions; Additional
                                                             Information
       9.  Management......................................  Trustees; Management Arrangements
      10.  Capital Stock, Long-Term Debt and Other           Description of the TrUEPrS
           Securities......................................
      11.  Defaults and Arrears on Senior Securities.......  Not Applicable
      12.  Legal Proceedings...............................  Not Applicable
      13.  Table of Contents of the Statement of Additional  Not Applicable
           Information.....................................

PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
      14.  Cover Page......................................  Not Applicable
      15.  Table of Contents...............................  Not Applicable
      16.  General Information and History.................  Not Applicable
      17.  Investment Objective and Policies...............  Prospectus Summary; Investment Objective and Policies;
                                                             Investment Restrictions
      18.  Management......................................  Trustees; Management Arrangements
      19.  Control Persons and Principal Holders of          Management Arrangements; Underwriting
           Securities......................................
      20.  Investment Advisory and Other Services..........  Management Arrangements
      21.  Brokerage Allocation and Other Practices........  Investment Objective and Policies
      22.  Tax Status......................................  Taxation
      23.  Financial Statements............................  Experts; Independent Auditors' Report; Statement of Assets
                                                             and Liabilities

PART C--OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

------------------------

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.

                             SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 23, 1998

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PROSPECTUS
                             16,000,000 TRUEPRS-SM-
                        NAB EXCHANGEABLE PREFERRED TRUST
                                ---------------


    Each of the Trust Units Exchangeable for Preference Shares-TM- ("TrUEPrS") of NAB Exchangeable Preferred Trust (the "Trust") offered hereby (the "Offering") will represent a proportionate share of a beneficial ownership interest in assets of the Trust and, as described herein, upon the occurrence of an Exchange Event (as defined herein), will be exchanged for either (i) American Depositary Receipts evidencing, for each TrUEPrS, one American Depositary Share ("ADS") representing two fully-paid preference shares, liquidation preference US$12.50 per share ("NAB Preference Shares"), issued by National Australia Bank Limited (A.C.N 004 044 937) ("NAB" or the "Company") or (ii) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. Each TrUEPrS will be sold at an initial offering price of US$25. Except as described herein, holders of the TrUEPrS will
receive non-cumulative dividend distributions in an amount equal to US$      per
TrUEPrS per annum, payable quarterly in arrears in an amount equal to US$
per TrUEPrS on March 31, June 30, September 30 and December 31 of each year, commencing December 31, 1998 (each, a "Dividend Payment Date"), to holders of record as of the immediately preceding March 15, June 15, September 15 and December 15, respectively (each, a "Record Date"). The first dividend
distribution in respect of the period from and including September   , 1998 (the
"Issue Date") to but excluding December 31, 1998 will equal US$      per
TrUEPrS.



    The TrUEPrS have been approved for listing on the New York Stock Exchange (the "NYSE") under the trading symbol "NAR Pr", subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within a 30-day period after the initial delivery of the TrUEPrS. See "Underwriting."

                                                   (CONTINUED ON FOLLOWING PAGE)
    SEE "PROSPECTUS SUMMARY--RISK FACTORS," BEGINNING ON PAGE 9 OF THIS PROSPECTUS AND "RISK FACTORS," BEGINNING ON PAGE 23 OF THIS PROSPECTUS, FOR CERTAIN CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE TRUEPRS.
                             ---------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
      ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                                                PRICE TO             SALES            PROCEEDS TO
                                                               PUBLIC(1)            LOAD(2)           TRUST(3)(4)
Per TrUEPrS..............................................        $25.00               (4)                $25.00
Total(5).................................................     $400,000,000            (4)             $400,000,000

(1) Plus accrued dividends, if any, from            , 1998.
(2) In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in the NAB Preference Shares, the Trust and NAB have agreed to indemnify the several U.S. Underwriters (the "Underwriters") against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."
(3) Before deducting estimated expenses of $632,000 payable by the Trust. See "Management Arrangements--Estimated Expenses."
(4) In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in the NAB Preference Shares, the Trust and NAB have agreed to pay the Underwriters, as compensation (the "Underwriters'
    Compensation"), $         per TrUEPrS or $         in the aggregate (or
    $      in the aggregate if the Underwriters' over-allotment options are exercised in full); provided that such compensation for sales of more than
    10,000 TrUEPrS to any single purchaser will be $      per TrUEPrS and, to
    the extent such sales are made, the actual amount of Underwriter's Compensation will be less than the aggregate amounts specified herein. See "Fee Table" and "Underwriting."
(5) The Trust has granted the U.S. Underwriters an option, exercisable for 30 days from the date hereof, to purchase up to 2,396,000 additional TrUEPrS solely to cover over-allotments, if any. If all such TrUEPrS are purchased,
    the total Price to Public and Proceeds to Trust will be $      and $      ,
    respectively. See "Underwriting." The total Price to Public and Proceeds to the Trust excludes $100,000 relating to 4,000 TrUEPrS sold to ML IBK Positions, Inc. in connection with the formation of the Trust.
                         ------------------------------

    The TrUEPrS are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the TrUEPrS will be made through the facilities of The Depository
Trust Company on or about             , 1998.

------------------------------
-SM-Service mark of Merrill Lynch & Co., Inc.
                         ------------------------------

                              MERRILL LYNCH & CO.

MORGAN STANLEY DEAN WITTER                                  SALOMON SMITH BARNEY
A.G. EDWARDS & CO., INC.
               PAINEWEBBER INCORPORATED
                               PRUDENTIAL SECURITIES INCORPORATED
                         ------------------------------

               The date of this Prospectus is             , 1998.

(CONTINUED FROM COVER PAGE)


    The Trust is a newly-created Delaware business trust established for the sole purpose of (a) issuing the TrUEPrS, (b) investing the proceeds thereof in
and holding     % Mandatorily Redeemable Debt Securities due December 31, 2047
(the "Debt Securities") issued by Cuzzano (UK) Company, a special purpose unlimited company incorporated under the laws of England and Wales and domiciled in the United Kingdom (the "U.K. Company"), with an aggregate principal amount equal to such proceeds, and (c) entering into the ADSs Purchase Contract between the Trust and the Jersey Subsidiary referred to herein (the "ADSs Purchase Contract"). The Trust's investment objective is to distribute to the holders of TrUEPrS (a) prior to an Exchange Date (as defined herein) PRO RATA based on the number of TrUEPrS outstanding the interest the Trust receives on the Debt Securities from time to time and (b) upon the occurrence of an Exchange Event,
(i) if the Exchange Event is anything other than the (x) redemption, (y) mandatory repurchase (such repurchase being referred to as a "Buy-Back") or (z) reduction of a portion of the capital of each NAB Preference Share immediately followed by redemption by NAB of the remaining capital thereof on the next Business Day (as defined herein) following the date of such reduction of capital (such reduction of capital and subsequent redemption are collectively referred to herein as "Capital Reduction"), in each case, of the NAB Preference Shares for cash, ADRs evidencing, for each TrUEPrS, one ADS representing two NAB Preference Shares, and (ii) if the Exchange Event is a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. Prior to the Exchange Date, the NAB Preference Shares will not pay dividends. On the Exchange Date (unless the Exchange Event is the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash), each NAB Preference Share will automatically convert into a dividend-paying NAB Preference Share
which will accrue non-cumulative dividends at the rate of US$    per share per
annum, payable quarterly in arrears in an amount equal to US$    per share on
each Dividend Payment Date to holders of record as of the immediately preceding Record Date. As used herein, the term "NAB Preference Shares" refers to such shares both before and after such conversion. See "Investment Objective and Policies."


    The Trust will not be managed like a typical closed-end investment company. The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities and not to dispose of the Debt Securities during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. For information concerning the ADSs that may be received by the holders of TrUEPrS upon the occurrence of an Exchange Event and the NAB Preference Shares represented thereby, see the accompanying prospectus of NAB. The TrUEPrS are a suitable investment only for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Debt Securities, and the ADSs and the NAB Preference Shares that may be delivered in exchange for TrUEPrS upon an Exchange Event. See "Investment Objective and Policies."

    The Trust will be treated as a grantor trust for U.S. Federal income tax purposes. In general, for U.S. Federal income tax purposes no gain or loss should be recognized by U.S. holders of the TrUEPrS upon receipt of the ADSs upon an exchange or dissolution of the Trust. However, U.S. holders will recognize taxable gain or loss upon receipt of cash, if any, upon an exchange or dissolution of the Trust. See "Taxation--Certain United States Federal Income Tax Considerations."

    Prior to the Offering there has been no public market for the TrUEPrS. SHARES OF CLOSED-END INVESTMENT COMPANIES HAVE IN THE PAST FREQUENTLY TRADED AT A DISCOUNT FROM THEIR NET ASSET VALUES AND INITIAL PUBLIC OFFERING PRICES. THE RISK OF LOSS ASSOCIATED WITH THIS CHARACTERISTIC OF CLOSED-END INVESTMENT COMPANIES MAY BE GREATER FOR INVESTORS EXPECTING TO SELL SHARES OF A CLOSED-END INVESTMENT COMPANY SOON AFTER THE COMPLETION OF AN INITIAL PUBLIC OFFERING.

    This Prospectus sets forth concisely information about the Trust that a prospective investor should know before investing and should be read and retained for future reference.

    IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE TRUEPRS AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING."

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR AN INVITATION TO PURCHASE OR SUBSCRIBE FOR, THE TRUEPRS IN THE COMMONWEALTH OF AUSTRALIA OR ANY OF ITS STATES OR TERRITORIES. THE TRUEPRS MAY NOT BE OFFERED, SOLD OR DELIVERED IN OR TO ANY RESIDENT OF THE COMMONWEALTH OF AUSTRALIA OR ANY OF ITS STATES OR TERRITORIES. SEE "UNDERWRITING."

                               PROSPECTUS SUMMARY

    THE FOLLOWING SUMMARY SHOULD BE READ IN CONJUNCTION WITH THE MORE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS. UNLESS OTHERWISE INDICATED, THE INFORMATION CONTAINED IN THIS PROSPECTUS ASSUMES THAT THE UNDERWRITERS' OVER-ALLOTMENT OPTION IS NOT EXERCISED.

THE TRUST

    NAB Exchangeable Preferred Trust is a newly-created Delaware business trust that will be registered as a non-diversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire on or shortly after the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes.

THE OFFERING

    The Trust is offering 16,000,000 TrUEPrS, each representing a proportionate share of beneficial interest in the assets of the Trust, at an initial public offering price of US$25 per TrUEPrS. The Trust has granted the Underwriters an option, exercisable for 30 days from the date of this Prospectus, to purchase up to an aggregate of 2,396,000 additional TrUEPrS solely to cover over-allotments, if any. See "Underwriting." In accordance with the requirements of the Investment Company Act, on September 10, 1998, the Trust issued 4,000 TrUEPrS (the "Initial TrUEPrS") to ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, for the purchase price of US$25 per TrUEPrS.

USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS

    The following transactions will take place on the Issue Date. The Trust will use the proceeds from the sale of the TrUEPrS in the Offering and the Initial TrUEPrS to subscribe for and purchase from the U.K. Company Debt Securities with an aggregate principal amount equal to such proceeds. The Trust will also enter into the ADSs Purchase Contract. The Trust, as the holder of the Debt Securities, will be entitled to receive interest due thereon quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"), at the
rate per annum of   %. The Debt Securities will be issued only in bearer form
and will be denominated and pay interest in U.S. dollars. The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed earlier, will be redeemed on December 31, 2047. The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference US$25 per share (the "Jersey Preference Shares"), issued by Cuzzano (Investments) Limited, a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to make a payment to NAB in consideration for the issuance by NAB of NAB Preference Shares to the ADR depositary and the issuance by the ADR depositary of the ADSs to the Jersey Subsidiary at a price per ADS equal to US$25 (I.E., the aggregate liquidation preference of the two NAB Preference Shares represented thereby). Pursuant to a security and pledge agreement (the "ADRs Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and The Bank of New York, as collateral agent (the "Collateral Agent"), the Jersey Subsidiary will irrevocably and unconditionally deposit and pledge the ADRs evidencing the ADSs
(i) to the holder of the Jersey Preference Shares (initially the U.K. Company) to secure its redemption obligations under the Jersey Preference Shares and (ii) to the Trust to secure its obligation to deliver ADSs under the ADSs Purchase Contract. Also, pursuant to the ADRs Security and Pledge Agreement, the U.K. Company, with the consent of the Jersey Subsidiary, will irrevocably and unconditionally assign and hypothecate its interest in such pledge to the Trust to secure its redemption obligations under the Debt Securities. Pursuant to a separate security and pledge agreement (the "Jersey Preference Shares Security and Pledge Agreement" and, together with the ADRs Security and Pledge Agreement, the "Security and Pledge Agreements") to be entered into among the Trust, the U.K. Company and the Collateral Agent, the U.K. Company will irrevocably and unconditionally deposit the Jersey Preference Shares with the Collateral Agent and pledge the Jersey Preference Shares to secure its redemption obligations to the Trust under the Debt Securities. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADSs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the ADRs Security and Pledge Agreement, the Jersey Subsidiary will agree to, or will cause the Collateral Agent to, direct the ADR depositary to vote the NAB Preference Shares represented by the ADSs as directed by the holders of the TrUEPrS.

    On the Issue Date, NAB will use the proceeds from the issue of the NAB Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use NAB's capital contribution to make a loan (the "Distribution Loan") to a Delaware limited liability company that is a wholly-owned subsidiary of NAB (the "USLLC"). The USLLC will use the proceeds of the Distribution Loan to make one or more loans (each, a "NAB Loan") to NAB and/or one or more wholly-owned subsidiaries or branches of NAB (each, a "NAB Borrower").

    Reference is made to page 12 for a diagram of the foregoing transactions.

NAB
    Reference is made to the accompanying prospectus of NAB with respect to the NAB Preference Shares represented by the ADSs that may be received by a holder of TrUEPrS upon the occurrence of an Exchange Event. THE PROSPECTUS OF NAB IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TRUEPRS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF NAB DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

INVESTMENT OBJECTIVE AND POLICIES; DIVIDENDS AND DISTRIBUTIONS

    The Trust's investment objective is to distribute to the holders of TrUEPrS
(a) prior to an Exchange Date, the interest the Trust receives on the Debt Securities from time to time, PRO RATA based on the number of TrUEPrS outstanding and (b) upon the occurrence of an Exchange Event, (i) if the Exchange Event is anything other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, ADRs evidencing, for each TrUEPrS, one ADS, and (ii) if the Exchange Event is a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. See "Investment Objective and Policies."

    Except as described herein, holders of TrUEPrS will receive non-cumulative
dividend distributions in an amount equal to US$      per TrUEPrS per annum,
payable quarterly in arrears in an amount equal to US$      per TrUEPrS on each
Dividend Payment Date to holders of record on the immediately preceding Record Date. The first distribution in respect of the period from and including the
Issue Date to but excluding December 31, 1998 will equal US$      per TrUEPrS.
See "Investment Objective and Policies--Trust Assets."

    Dividend payments on the TrUEPrS will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made from income payments (the "Income Entitlements") received by the U.K. Company, to the extent received, as the income beneficiary of the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive Income Entitlements only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company on such date for any reason, the Distribution Trust will have no obligation to pay such Income Entitlement to the U.K. Company and the U.K. Company will have no right to require such payment. In the event an Income Entitlement is not paid to the U.K. Company for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest due on the Debt Securities.
    On and after an Exchange Date, the U.K. Company will cease to be the income beneficiary of the Distribution Trust; PROVIDED, HOWEVER, if the Exchange Event is the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date.
    Under the terms of the Distribution Trust, other than in connection with a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, no Income Entitlement shall be paid or payable to the U.K. Company on any Interest Payment Date if (i) an Exchange Event has occurred prior to such date,
(ii) the amount of Income Entitlement payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of NAB on any preference shares or ordinary shares of NAB, would exceed NAB's earnings during the prior fiscal year or (iii) such payment would be prohibited or limited by applicable law, regulation or order or by any instrument or agreement to which NAB is subject (collectively, the "Payment Prohibitions").

    On each Interest Payment Date, (i) the NAB Borrower will make an interest payment on the NAB Loan to the USLLC; (ii) the USLLC will use such payment to make an interest payment on the Distribution Loan to the Distribution Trust;
(iii) if no Payment Prohibition exists, the Distribution Trust will distribute such payment as an Income Entitlement to the U.K. Company; and (iv) the U.K. Company will use the entire proceeds of such Income Entitlement to pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company (as defined herein), which dividends will be used by the Jersey Holding Company to pay ongoing expenses of the Jersey Holding Company, the Jersey Charitable Trust, the Collateral Agent and (pursuant to an expense agreement (the "Trust Expense Agreement") between the Jersey Holding Company and The Bank of New York, in its capacities as Administrator, Custodian and Paying Agent of the Trust) the Trust, and (d) an indemnity fee payable to National Australia Group Europe Limited, an affiliate of NAB (the "NAB Affiliate"). On each Interest Payment Date (which will also be a Dividend Payment Date), The Bank of New York, as Administrator, will use all the interest received by the Trust on the Debt Securities to pay dividend distributions on the TrUEPrS.

TRUST ASSETS

    Prior to the Exchange Date, the Trust's assets will consist of (a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and
(b) the ADSs Purchase Contract. See "Investment Objective and Policies--Trust Assets."

EXCHANGE EVENT

    The earliest occurrence of any of the following dates or events shall constitute an "Exchange Event" as of the "Exchange Date" applicable to such Exchange Event as specified below:
        (i) December 31, 2047 or the date of any redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash (see "Investment Objective and Policies--Exchange Event"), in which case the Exchange Date will be the earlier of such dates;
        (ii) any date selected by NAB in its absolute discretion, in which case the Exchange Date will be such date;
       (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in which case the Exchange Date will be the fourth Business Day following such Interest Payment Date;

        (iv) the Total Capital Adequacy Ratio or the Tier 1 Capital Ratio of NAB (either as reported quarterly by NAB to the Australian Prudential Regulation Authority or any authority succeeding to its powers and functions (the "Regulatory Authority"), or as determined at any time by the Regulatory Authority in its absolute discretion) is below 8% or 4%, respectively (or, in each case, such lesser percentage (the "Required Percentage"), as may be prescribed by the Regulatory Authority for NAB at the time), and such ratio is not increased by NAB to at least 8% or 4%, respectively (or such lesser Required Percentage), within 90 days after the date on which NAB makes such quarterly report or receives notice from the Regulatory Authority of such determination by such Regulatory Authority, in which case the Exchange Date will be the Business Day immediately following the expiration of such 90-day period;

        (v) any change in (A) the legal ownership of the securities (other than the Debt Securities) issued by, (B) any provision of the constituent documents of (unless such change has been consented to by the record holders of more than 50% of the TrUEPrS or, in the opinion of competent legal counsel selected by the Trust, such change would not have a material adverse effect on the rights of the holders of the TrUEPrS), or (C) the business purpose (or, solely with respect to the Jersey Charitable Trust, the powers of the trustees thereof) (as specified in the constituent documents) of, any of the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust or the Jersey Subsidiary, in which case the Exchange Date will be the date on which any such change occurs;
        (vi) any change in the business purpose of the Distribution Trust (as specified in the constituent documents thereof), in which case the Exchange Date will be the date on which any such change occurs;

       (vii) the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by NAB or a direct or indirect wholly-owned subsidiary or branch of NAB, in which case the Exchange Date will be the date on which the common securities of the Distribution Trust cease to be so wholly-owned;


      (viii) the USLLC ceases to be a direct or indirect wholly-owned subsidiary or branch of NAB, in which case the Exchange Date will be the date on which the USLLC ceases to be so wholly-owned;

        (ix) any NAB Borrower ceases to be NAB or a direct or indirect, wholly-owned subsidiary or branch of NAB, in which case the Exchange Date will be the date on which such NAB Borrower ceases to be NAB or a direct or indirect wholly-owned subsidiary or branch of NAB;
        (x) (A) a proceeding is commenced by NAB, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the USLLC, the Distribution Trust or any NAB Borrower (each, a "Relevant Entity") or a person that controls the Relevant Entity for an order that such Relevant Entity be wound up or liquidated or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of such Relevant Entity or all or substantially all of its property, in which case the Exchange Date will be the date on which the proceeding is filed; (B) a proceeding is commenced by any other person for an order that a Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of a Relevant Entity or all or substantially all of its property (unless such proceeding is discontinued or dismissed within 21 days of its having been filed), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; (C) a provisional liquidator, liquidator, administrator, controller or similar official is appointed by a court or otherwise in respect of any Relevant Entity or all or substantially all of its property (unless such appointment is revoked or set aside within 21 days of such appointment), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; or (D) the Trust dissolves in accordance with the terms of the Declaration of Trust (as defined herein) or for any other reason, in which case the Exchange Date will be the Business Day immediately preceding the effective date of such dissolution; and

        (xi) the Collateral Agent fails, at any time, to have a valid first, perfected and enforceable security interest in, and lien on, the Jersey Preference Shares and the ADRs evidencing the ADSs representing the NAB Preference Shares, and, in each case, any redemption proceeds from any of the foregoing, and such failure is not remedied on or before ten Business Days after written notice of such failure is given to the U.K. Company or the Jersey Subsidiary, as the case may be, by the Collateral Agent as contemplated by the Security and Pledge Agreements, in which case the Exchange Date will be the Business Day immediately following the expiration of such ten-Business Day period.

Notwithstanding the foregoing, (i) the USLLC or the NAB Borrower may, with the consent of the Distribution Trust or the USLLC, respectively, assign all or any portion of the Distribution Loan or its NAB Loan, respectively, and (ii) the Distribution Trust or the USLLC may replace all or any portion of the Distribution Loan or any NAB Loan, respectively, with another loan, in each case under (i) and (ii), to NAB or to one or more direct or indirect wholly-owned subsidiaries or branches of NAB, in which case NAB or such other subsidiary or branch will take the place of the USLLC or such NAB Borrower, as applicable, and such loan will be deemed to be the Distribution Loan or such NAB Loan, as applicable, and each such action will not constitute an Exchange Event.

    Upon the occurrence of an Exchange Event, each holder of a TrUEPrS will be entitled to receive a distribution of either (i) if the Exchange Event is anything other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, one ADS per TrUEPrS or (ii) if the Exchange Event is a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. In the case of any such distribution of ADSs, the holders of TrUEPrS shall become the record holders of the ADSs as of the opening of business on the Exchange Date, and ADRs evidencing such ADSs will be delivered to such holders as soon as practicable on or after the Exchange Date.
    Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the NAB Preference Shares from and including the last Interest Payment Date prior to an Exchange Date. Accordingly, the dividends for any quarterly dividend period ending on or after the Exchange Date will be payable as dividends on the NAB Preference Shares and in accordance with the terms of the NAB Preference Shares.

TERM OF THE TRUST

    The Trust will dissolve as soon as practicable after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event. See "Investment Objective and Policies-- Trust Dissolution" and "Risk Factors--Limited Term."

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS
    UNITED STATES
    The Trust will be classified as a grantor trust for United States Federal income tax purposes and the Debt Securities held by the Trust will be treated as equity in NAB. Accordingly, each holder will be treated for United States Federal income tax purposes as owning equity of NAB and will be required to include in income, as dividends, the holder's PRO RATA share of the gross amount of the interest paid on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of NAB.

    A holder's exchange of TrUEPrS for ADSs upon the occurrence of an Exchange Event generally will not constitute a taxable event for United States Federal income tax purposes. However, the receipt of cash upon exchange of the TrUEPrS in connection with the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash would constitute a taxable event for United States Federal income tax purposes, and a holder of TrUEPrS generally would be required to recognize gain or loss in respect of TrUEPrS exchanged for cash. See "Taxation--Certain United States Federal Income Tax Considerations."
    AUSTRALIA
    The Trust will not be treated as a resident of Australia for Australian income tax purposes. As it is not in receipt of Australian source income it will not be subject to Australian tax on income earned. Therefore, quarterly distributions by the Trust to non-Australian resident holders of TrUEPrS will not be subject to Australian tax whether by withholding or otherwise.
    There should be no Australian tax consequences to the Trust of the delivery of the ADSs to holders of TrUEPrS upon the occurrence of an Exchange Event. The sale of TrUEPrS or the NAB Preference Shares represented by the ADSs may generate assessable income to certain U.S. holders. The sale of TrUEPrS or ADSs by a U.S. holder may be subject to Australian capital gains tax where a U.S. holder is a non-Australian resident but the U.S. holder and the U.S. holder's associates together beneficially hold or at any time during the five years preceding such sale held shares or interest in shares representing 10% or more in value of the issued capital of an Australian listed company, such as NAB.
    Subject to certain conditions, the terms of the NAB Preference Shares provide for holders to be grossed-up for Australian withholding tax on payments made on the NAB Preference Shares being dividends or amounts deemed to be dividends for Australian tax purposes. See "Taxation--Certain Australian Tax Considerations."

MANAGEMENT ARRANGEMENTS

    The Trust will be internally managed and will not have an investment adviser. Prior to the Exchange Date, the Trust's portfolio will consist only of
(a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon and (b) the ADSs Purchase Contract. The Trust's portfolio will not be actively managed. The activities of the Trust will be limited so as to ensure that the Trust will qualify as a grantor trust for United States Federal income tax purposes. The administration of the Trust will be overseen by the trustees (the "Trustees") thereof. The day-to-day administration of the Trust will be carried out by The Bank of New York (or its successor), as the Administrator. The Bank of New York (or its successor) will also act as custodian (the "Custodian") for the Trust's assets and as paying agent, transfer agent and registrar (the "Paying Agent") with respect to the TrUEPrS. Except as aforesaid, and except for The Bank of New York's role as Collateral Agent and securities intermediary under the Security and Pledge Agreements, as paying and transfer agent for the Debt Securities and the NAB Preference Shares and as depositary for the ADRs, The Bank of New York will have no other affiliation with, and will not be engaged in any other transaction with, the Trust. For their services, the fees of the Administrator, the Custodian, the Trustees and the Paying Agent will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. See "Management Arrangements."

RISK FACTORS

    The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities, and the distributions thereon, and not to dispose of the Debt Securities during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. The Trust will not be managed like a typical closed-end investment company.

    The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust prior to the Exchange Date will be the Debt Securities, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

    The TrUEPrS have no trading history and it is not possible to predict how they will trade in the secondary market. The Underwriters currently intend, but are not obligated, to make a market in the TrUEPrS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the TrUEPrS with liquidity of investment or that it will continue for the life of the TrUEPrS.

    The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

    Except as described below, holders of the TrUEPrS will not be entitled to any rights with respect to the NAB Preference Shares (including, without limitation, rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered ADSs representing the NAB Preference Shares in exchange for TrUEPrS upon the occurrence of an Exchange Event (other than the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash). Pursuant to the ADRs Security and Pledge Agreement and the ADR deposit agreement, each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADS and the two NAB Preference Shares represented thereby. The holders of NAB Preference Shares will be entitled to vote together with the holders of ordinary shares of NAB (to the extent such holders are entitled to vote) on the basis of one vote per NAB Preference Share on any poll (a) in all cases with respect to certain matters specified herein and (b) during a Special Voting Period (as defined herein), with respect to all matters on which the holders of the ordinary shares of NAB are entitled to vote. A "Special Voting Period" is the period from and including (i) any Dividend Payment Date on which NAB fails to pay in full the dividends accrued in respect of the quarterly dividend period then ended or (ii) the fourth Business Day after the Exchange Date occurring as a result of any failure by the Trust to receive in full the interest payable on the Debt Securities unless, prior to such date, NAB has paid in full an optional dividend on the NAB Preference Shares in an aggregate amount equal to the amount of interest not so received (an "Optional Dividend"), in each case to but excluding the first Dividend Payment Date thereafter as of which NAB has paid in full four consecutive quarterly dividends on the NAB Preference Shares. In addition, the holders of the NAB Preference Shares will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the NAB Preference Shares. Pursuant to the ADRs Security and Pledge Agreement, so long as the ADRs are owned by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the NAB Preference Shares represented by the ADSs as directed by the holders of TrUEPrS. See "Risk Factors."

LISTING


    The TrUEPrS have been approved for listing on the New York Stock Exchange (the "NYSE") under the trading symbol "NAR Pr", subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within a 30-day period after the initial delivery of the TrUEPrS. See "Underwriting."

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load (as a percentage of offering price)...................         0%(a)
  Automatic Dividend Reinvestment Plan Fees................................  Not Applicable

ANNUAL EXPENSES (as a percentage of net assets)
  Management Fees(b).......................................................           0%
  Other Expenses(c)........................................................           0%
                                                                             --------------------
  TOTAL ANNUAL EXPENSES(C).................................................           0%
                                                                             --------------------
                                                                             --------------------

                                                                              1 year     3 years
                                                                             ---------  ---------

Example
---------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment,         $0         $0
  including the maximum sales load of $0 and assuming (1) no annual expenses and (2) a 5% annual return throughout the periods...............

------------------------


(a) There is no sales load because, in view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in the NAB Preference Shares, NAB has agreed to pay a portion of the Underwriters' Compensation. The Trust will pay the remainder of such compensation (approximately
    $         , or $         , if the Underwriters' over-allotment option is
    exercised in full) out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. See the cover page of this Prospectus and "Underwriting."


(b) See "Management Arrangements." The Trust will be internally managed; consequently there will be no separate investment advisory fee paid by the Trust. The Bank of New York will act as the Administrator of the Trust.

(c) The organization costs of the Trust in the amount of $32,000 and the costs associated with the initial registration and the Offerings, estimated to be approximately $600,000, will be paid by the Trust out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, operating expenses of the Trust not paid by the Jersey Holding Company under the Trust Expense Agreement will be paid by the NAB Affiliate if covered by the terms of an expense and indemnity agreement among the Trust, the U.K. Company, the Jersey Holding Company, the Jersey Subsidiary and the Jersey Charitable Trust. See "Management Arrangements--Estimated Expenses." Absent such arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" are estimated initially to be $310,000 in the aggregate or 0.078% of the Trust's net assets.

    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a holder of TrUEPrS will bear directly or indirectly. The Example set forth above utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                               STRUCTURAL DIAGRAM

                    [DIAGRAM ILLUSTRATING PARTIES, OWNERSHIP
                     AND PAYMENT AND INVESTMENT DIRECTION]

                                   THE TRUST

    NAB Exchangeable Preferred Trust (the "Trust") is a newly-created Delaware business trust and will be registered as a closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was formed on July 28, 1998 pursuant to a Certificate of Trust as filed with the Secretary of State of the State of Delaware on July 29, 1998 and as restated and filed on September 10, 1998 and a Trust Agreement dated as of such date, which was amended and restated (as amended and restated, the "Declaration of Trust"). The term of the Trust will expire as soon as possible after the exchange of the Trust Units Exchangeable for Preference Shares-SM- ("TrUEPrS") for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.


                  USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS


    The proceeds of the Offering (without giving effect to the expenses of the Offering payable by the Trust) and the 4,000 TrUEPrS (the "Initial TrUEPrS") issued by the Trust to ML IBK Positions, Inc., will be US$400,100,000 (or US$460,000,000 if the Underwriters' over-allotment option is exercised in full). On the Issue Date (as defined herein), the proceeds of the Offering and the proceeds from the sale of the Initial TrUEPrS will be used to purchase US$400,100,000 aggregate principal amount (or US$460,000,000 aggregate principal
amount if the Underwriters' over-allotment option is exercised in full) of     %
Mandatorily Redeemable Debt Securities due December 31, 2047 (the "Debt Securities") from Cuzzano (UK) Company, a special purpose unlimited company incorporated under the laws of England and Wales and domiciled in the United Kingdom (the "U.K. Company"). The Trust, as the holder of the Debt Securities,
will be entitled to receive interest thereon at the rate per annum of   %,
payable quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"). The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed on an earlier Exchange Date (as defined herein), will be redeemed on December 31, 2047. The Debt Securities will be issued only in bearer form and will be denominated and pay interest in U.S. dollars. See "Investment Objective and Policies--Trust Assets."


    The following transactions will take place on the Issue Date. Reference is made to page 12 for a diagram of the transactions.

    The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference US$25 per share (the "Jersey Preference Shares"), issued by Cuzzano (Investments) Limited, a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to make a payment to National Australia Bank Limited (A.C.N. 004 044 937) ("NAB") in consideration for the issuance by NAB to the ADR depositary of fully-paid preference shares, liquidation preference US$12.50 per share (the "NAB Preference Shares"), of NAB and the issuance by the ADR depositary to the Jersey Subsidiary of American Depositary Shares ("ADSs"), each representing two NAB Preference Shares at a price per NAB Preference Share of US$12.50 (their liquidation preference) or US$25 per ADS. No dividends will accrue or be paid on the NAB Preference Shares represented by the ADSs unless an Exchange Event (other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash) occurs. On and after such an Exchange Date, non-cumulative dividends will be payable, if and when declared by the board of directors of NAB out of profits legally available therefor, in U.S. dollars in an amount equal to
US$         per NAB Preference Share per annum, payable quarterly in arrears in
an amount equal to US$         per NAB Preference Share on each Dividend Payment
Date (as defined herein) to holders of record as of the immediately preceding Record Date (as defined herein).

    On the Issue Date, NAB will use the proceeds from the issue of the NAB Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use NAB's capital contribution to make a loan (the "Distribution Loan") to a Delaware limited liability company that is a wholly-owned subsidiary of NAB (the "USLLC"). The USLLC will use the proceeds of the Distribution Loan to make one or more loans (each, a "NAB Loan") to NAB and/or one or more subsidiaries or branches of NAB (each, a "NAB Borrower").


    The American Depositary Receipts ("ADRs") evidencing the ADSs will be deposited with The Bank of New York, as the collateral agent (the "Collateral Agent"), pursuant to a security and pledge agreement (the "ADRs Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and the Collateral Agent and governed by New York law. Pursuant to the terms of the ADRs Security and Pledge Agreement, (i) the Jersey Subsidiary will irrevocably and unconditionally deposit the ADRs evidencing the ADSs with the Collateral Agent, (ii) the Jersey Subsidiary will irrevocably and unconditionally pledge its interest in the ADRs evidencing the ADSs (A) to the holder of the Jersey Preference Shares (initially the U.K. Company) to secure its redemption obligations under the Jersey Preference Shares and (B) to the Trust to secure its obligation to deliver ADSs under the ADSs Purchase Contract,
(iii) the U.K. Company, with the consent of the Jersey Subsidiary, will irrevocably and unconditionally assign and hypothecate to the Trust its interest in such pledge to secure its redemption obligations under the Debt Securities and (iv) the Jersey Subsidiary and the U.K. Company will irrevocably and unconditionally direct the Collateral Agent, upon the occurrence of an Exchange Event (other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash), to transfer the ADRs to the Trust. Pursuant to a separate security and pledge agreement (the "Jersey Preference Shares Security and Pledge Agreement" and, together with the ADRs Security and Pledge Agreement, the "Security and Pledge Agreements") to be entered into among the Trust, the U.K. Company and the Collateral Agent and governed by Jersey, Channel Islands law, the U.K. Company will irrevocably and unconditionally deposit the Jersey Preference Shares with the Collateral Agent and pledge the Jersey Preference Shares to secure its redemption obligations to the Trust under the Debt Securities. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADRs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the ADRs Security and Pledge Agreement, the Jersey Subsidiary will agree to, or will cause the Collateral Agent to, direct the ADR depositary to vote the NAB Preference Shares represented by the ADSs as directed by the holders of the TrUEPrS. Each TrUEPrS will entitle the holder to direct the exercise of the voting rights attaching to one ADS and the two NAB Preference Shares represented thereby.

    The Trust will also enter into the ADSs Purchase Contract between it and the Jersey Holding Company (the "ADSs Purchase Contract"), pursuant to which the Jersey Subsidiary will deliver the ADSs to the Trust for distribution to the holders of TrUEPrS after the occurrence of an Exchange Event (other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash) and the redemption of the Debt Securities and the Jersey Preference Shares.
    The Debt Securities, the Jersey Preference Shares (if applicable), the ADSs Purchase Contract, and, if applicable, the ADSs to be purchased pursuant to the terms of the ADSs Purchase Contract will be held by the Custodian for the Trust.

                       INVESTMENT OBJECTIVE AND POLICIES

GENERAL

    The Trust will invest the proceeds of the Offerings in the Debt Securities issued by the U.K. Company. The Trust's investment objective is to distribute to the holders of TrUEPrS (a) prior to an Exchange Event, the interest the Trust receives on the Debt Securities from time to time, PRO RATA based on the number of TrUEPrS outstanding and (b) upon the occurrence of an Exchange Event, (i) if the Exchange Event is anything other than a (x) redemption, (y) mandatory repurchase (such repurchase referred to as a "Buy-Back") or (z) reduction of a portion of the capital of each NAB Preference Share immediately followed by redemption by NAB of the remaining capital thereof on the next Business Day (as defined herein) following the date of such reduction of capital (such reduction of capital and subsequent redemption are collectively referred to herein as "Capital Reduction"), in each case, of the NAB Preference Shares for cash, ADRs evidencing, for each TrUEPrS, one ADS representing two NAB Preference Shares, and (ii) if the Exchange Event is a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. Upon the occurrence of an Exchange Event, the NAB Preference Shares will accrue non-cumulative dividends
at the rate of US $         per share per annum, payable quarterly in arrears in
an amount equal to US$         per share on each Dividend Payment Date to
holders of record as of the immediately preceding Record Date. Upon the occurrence of an Exchange Event, the Administrator will notify The Depository Trust Company (the "Depository") and publish a notice in THE WALL STREET JOURNAL or another daily newspaper of national circulation stating whether ADSs or cash will be delivered in exchange for the TrUEPrS.

    The Trust has adopted a fundamental policy as required by the Declaration of Trust (a) to invest 100% of its portfolio in the Debt Securities, and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust except upon the occurrence of an Exchange Event and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. The foregoing fundamental policy of the Trust may not be changed without the vote of 100% of the holders of the TrUEPrS.

TRUST ASSETS

    Prior to an Exchange Date, the Trust's assets will consist of (a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and
(b) the ADSs Purchase Contract.

    As described above under "--General," upon the occurrence of an Exchange Event, each TrUEPrS will be exchanged for either (i) one ADS or (ii) US$25 in cash plus the accrued dividend distribution thereon for the current quarterly dividend period. The procedure by which the Trust will obtain the ADSs or cash to be distributed to the holders of TrUEPrS will vary depending upon the nature of the Exchange Event and, in the case of an Exchange Event resulting from a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, the value, for purposes of calculating United Kingdom tax on capital gains, of one U.S. dollar or the equivalent thereof in any successor legal currency of the United States in terms of British pounds or the equivalent thereof in any successor legal currency of the United Kingdom (the "Dollar Value") on the Exchange Date (expressed as L/US$).

    In the case of any Exchange Event other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, the Trust will obtain the ADSs to be distributed to holders of TrUEPrS as a result of the following sequence of events: (i) the U.K. Company will redeem the Debt Securities for cash at their aggregate principal amount, (ii) under the terms of the Debt Securities, the cash proceeds from the redemption referred to in clause (i) above will automatically be applied to effect the purchase by the Trust of the Jersey Preference Shares from the U.K. Company, (iii) the Jersey Subsidiary will redeem the Jersey Preference Shares for cash at their aggregate liquidation preference, and (iv) under the terms of the ADSs Purchase Contract, the cash redemption proceeds of the Jersey Preference Shares will be used by the Trust to purchase the ADSs from the Jersey Subsidiary.

    In the case of an Exchange Event resulting from the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, the Trust will obtain the cash to be distributed to the holders of TrUEPrS as a result of one of the two sequences described below, depending on the Dollar Value on the Exchange Date.

    If the Dollar Value on the Exchange Date is higher than the Dollar Value on any date on which the NAB Preference Shares are originally issued (I.E., if the British pound has depreciated against the U.S. dollar between such dates), then the sequence of events preceding the distribution of cash to holders of TrUEPrS will be as follows: (i) the U.K. Company will redeem the Debt Securities for cash at their aggregate principal amount plus accrued interest from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date, (ii) under the terms of the Debt Securities, the cash proceeds from the redemption referred to in clause (i) above (excluding the accrued interest portion thereof) will automatically be applied to effect the purchase by the Trust of the Jersey Preference Shares from the U.K. Company,
(iii) there will be a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash in an amount equal to their aggregate liquidation preference and (iv) the Jersey Subsidiary will use the cash proceeds from the redemption, Buy-Back or Capital Reduction referred to in clause (iii) above to redeem the Jersey Preference Shares for cash at their aggregate liquidation preference.


    If the Dollar Value on the Exchange Date is equal to or less than the Dollar Value on every date on which the NAB Preference Shares are originally issued (I.E., the British pound has remained the same or appreciated against the U.S. dollar between such dates), then the sequence of events preceding the distribution of cash to holders of TrUEPrS will be as follows: (i) there will be a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash in an amount equal to their aggregate liquidation preference, (ii) the Jersey Subsidiary will use the cash proceeds from the redemption, Buy-Back or Capital Reduction referred to in clause (i) above to redeem the Jersey Preference Shares for cash at their aggregate liquidation preference, and (iii) the U.K. Company will use the proceeds from the redemption of the Jersey Preference Shares referred to in clause (ii) above and the Income Entitlement it receives on the Exchange Date to redeem the Debt Securities for cash at their aggregate principal amount plus accrued interest from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date.


    Except as described herein, holders of the TrUEPrS will receive
non-cumulative dividend distributions in an amount equal to US$         per
TrUEPrS per annum, payable quarterly in arrears in an amount equal to
US$         per TrUEPrS on March 31, June 30, September 30 and December 31 of
each year, commencing December 31, 1998 (each, a "Dividend Payment Date"), to holders of record as of the immediately preceding March 15, June 15, September 15 and December 15 (each, a "Record Date"), respectively. The first distribution
in respect of the period from and including September   , 1998 (the "Issue
Date") to but excluding December 31, 1998 will equal US$         per TrUEPrS.
See "Dividends and Distributions."

    In the event that any Dividend Payment Date for the TrUEPrS or Interest Payment Date for the Debt Securities is not a Business Day, the dividend or interest payable on such date need not be made on such Dividend Payment Date or Interest Payment Date, as applicable, but instead may be made on the next succeeding Business Day with the same force and effect as if made on such Dividend Payment Date or Interest Payment Date, as the case may be. As used herein, "Business Day" means each Monday, Tuesday, Wednesday, Thursday or Friday which is not a day on which banking institutions in Melbourne, Australia, New York, New York or the city which is the principal place of business of any NAB Borrower outside

Australia from time to time (initially Wellington, New Zealand) are authorized or required by law or executive order to close.

NAB

    THIS PROSPECTUS RELATES ONLY TO THE TrUEPrS OFFERED HEREBY AND DOES NOT RELATE TO NAB, THE ADSs OR THE NAB PREFERENCE SHARES. NAB HAS FILED A REGISTRATION STATEMENT ON FORM F-3 WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") WITH RESPECT TO THE NAB PREFERENCE SHARES AND A REGISTRATION STATEMENT ON FORM F-6 WITH RESPECT TO THE ADSs AND THE NAB PREFERENCE SHARES THAT MAY BE RECEIVED BY A HOLDER OF TrUEPrS UPON THE OCCURRENCE OF AN EXCHANGE EVENT. THE PROSPECTUS OF NAB CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT ON FORM F-6 INCLUDES INFORMATION RELATING TO NAB, THE ADSs AND THE NAB PREFERENCE SHARES. THE PROSPECTUS OF NAB IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TrUEPrS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF NAB DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

EXCHANGE EVENT

    The earliest occurrence of any of the following dates or events shall constitute an "Exchange Event" as of the "Exchange Date" applicable to such Exchange Event as specified below:

        (i) December 31, 2047 or the date of any redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, in which case the Exchange Date will be the earlier of such dates;

        (ii) any date selected by NAB in its absolute discretion, in which case the Exchange Date will be such date;

       (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in which case the Exchange Date will be the fourth Business Day following such Interest Payment Date;


        (iv) the Total Capital Adequacy Ratio or the Tier 1 Capital Ratio of NAB (either as reported quarterly by NAB to the Australian Prudential Regulation Authority or any authority succeeding to its powers and functions (the "Regulatory Authority"), or as determined at any time by the Regulatory Authority in its absolute discretion) is below 8% or 4%, respectively (or, in each case, such lesser percentage (the "Required Percentage"), as may be prescribed by the Regulatory Authority for NAB at the time), and such ratio is not increased by NAB to at least 8% or 4%, respectively (or such lesser Required Percentage), within 90 days after the date on which NAB makes such quarterly report or receives notice from the Regulatory Authority of such determination by such Regulatory Authority, in which case the Exchange Date will be the Business Day immediately following the expiration of such 90-day period;


        (v) any change in (A) the legal ownership of the securities (other than the Debt Securities) issued by, (B) any provision of the constituent documents of (unless such change has been consented to by the record holders of more than 50% of the TrUEPrS or, in the opinion of competent legal counsel selected by the Trust, such change would not have a material adverse effect on the rights of the holders of the TrUEPrS), or (C) the business purpose (or, solely with respect to the Jersey Charitable Trust, the powers of the trustees thereof) (as specified in the constituent documents) of, any of the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust or the Jersey Subsidiary, in which case the Exchange Date will be the date on which any such change occurs;

        (vi) any change in the business purpose of the Distribution Trust (as specified in the constituent documents), in which case the Exchange Date will be the date on which any such change occurs;


       (vii) the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by NAB or a direct or indirect wholly-owned subsidiary or branch of NAB, in which case the Exchange Date will be the date on which the common securities of the Distribution Trust ceases to be so wholly-owned;



      (viii) the USLLC ceases to be a direct or indirect wholly-owned subsidiary or branch of NAB, in which case the Exchange Date will be the date on which the USLLC ceases to be so wholly-owned;


        (ix) any NAB Borrower ceases to be NAB or a direct or indirect wholly-owned subsidiary or branch of NAB, in which case the Exchange Date will be the date on which such NAB Borrower ceases to be NAB or a direct or indirect wholly-owned subsidiary or branch of NAB;

        (x) (A) a proceeding is commenced by NAB, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the USLLC, the Distribution Trust or any NAB Borrower (each, a "Relevant Entity") or a person that controls the Relevant Entity for an order that such Relevant Entity be dissolved, wound up or liquidated or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of such Relevant Entity or all or substantially all of its property, in which case the Exchange Date will be the date on which the proceeding is filed; (B) a proceeding is commenced by any other person for an order that a Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of a Relevant Entity or all or substantially all of its property (unless such proceeding is discontinued or dismissed within 21 days of its having been filed), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; (C) a provisional liquidator, liquidator, administrator, controller or similar official is appointed by a court or otherwise in respect of any Relevant Entity or all or substantially all of its property (unless such appointment is revoked or set aside within 21 days of such appointment), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; or (D) the Trust dissolves in accordance with the terms of the Declaration of Trust or for any other reason, in which case the Exchange Date will be the Business Day immediately preceding the effective date of such dissolution; and

        (xi) the Collateral Agent fails, at any time, to have a valid first, perfected and enforceable security interest in, and lien on, the Jersey Preference Shares and the ADRs evidencing the ADSs representing the NAB Preference Shares, and, in each case, any redemption proceeds from any of the foregoing, and such failure is not remedied on or before ten Business Days after written notice of such failure is given to the U.K. Company or the Jersey Subsidiary, as the case may be, by the Collateral Agent as contemplated by the Security and Pledge Agreements, in which case the Exchange Date will be the Business Day immediately following the expiration of such ten-Business Day period.


Notwithstanding the foregoing, (i) the USLLC or the NAB Borrower may, with the consent of the Distribution Trust or the USLLC, respectively, assign all or any portion of the Distribution Loan or its NAB Loan, respectively, and (ii) the Distribution Trust or the USLLC may replace all or any portion of the Distribution Loan or any NAB Loan, respectively, with another loan, in each case under (i) and (ii), to NAB or to one or more directly or indirectly wholly-owned subsidiaries or branches of NAB, in which case NAB or such other subsidiary or branch will take the place of the USLLC or such NAB Borrower, as applicable, and such loan will be deemed to be the Distribution Loan or such NAB Loan, as applicable, and each such action will not constitute an Exchange Event.


    Total Capital Adequacy Ratio means the total capital adequacy prescribed by the applicable Regulatory Authority in its capital adequacy guidelines for Australian banks, as modified from time to time. Tier 1 Capital Ratio means the ratio of Tier 1 capital to risk weighted assets (on a consolidated group basis) prescribed by the applicable Regulatory Authority in its capital adequacy guidelines for Australian banks, as modified from time to time. Tier 1 capital means capital which is regarded as "tier 1 capital" for the purposes of the capital adequacy guidelines of the applicable Regulatory Authority.

    The redemption, Buy-Back or Capital Reduction component of the Exchange Event in clause (i) above is a result of the terms of the NAB Preference Shares which provide that, with the prior written consent of the applicable Regulatory Authority (if required under the law or guidelines then applicable), NAB may, in its absolute discretion, redeem, Buy-Back or reduce the capital of the NAB Preference Shares for cash, in each case, (a) prior to the fifth anniversary of the Issue Date, in whole, but only upon the occurrence of certain tax, regulatory and securities registration events and (b) at any time on or after the fifth anniversary of the Issue Date, in whole or, after an Exchange Date (in the case of redemption only), in whole or in part.

    If the Exchange Event is anything other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, then the Trust will distribute to holders of TrUEPrS one ADS per TrUEPrS. If a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash occurs, then the Trust will distribute to holders of TrUEPrS cash in the amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. After the occurrence of any such Exchange Event, the Collateral Agent will deliver the ADRs or the cash, as the case may be, to the Administrator and the Administrator, on behalf of the Trust, will (i) in the case of a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, distribute the proceeds to the holders of TrUEPrS at the rate of US$25 per TrUEPrS then outstanding together with an amount equal to the accrued but unpaid interest on each US$25 principal amount of Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date, or (ii) in all other cases, distribute the ADSs to the holders of TrUEPrS at the rate of one ADS per TrUEPrS then outstanding. The distribution described in the preceding sentence will be made to holders of record as of the close of business on the Exchange Date. The holders of the TrUEPrS will thereafter have no further claims against the Trust and the Administrator will wind up the Trust.

    Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the NAB Preference Shares from and including the last Interest Payment Date in respect of which interest on the Debt Securities has been paid or provided for in full. Accordingly, the dividends for any quarterly dividend period ending on or after the Exchange Date will be payable as dividends on the NAB Preference Shares and in accordance with the terms of the NAB Preference Shares.

INTERVENING VEHICLES

    THE U.K. COMPANY. The U.K. Company is a special purpose unlimited company incorporated under the laws of England and Wales, and domiciled in the United Kingdom. The U.K. Company is wholly-owned by a special purpose company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Holding Company"), which holds all of the U.K. Company's ordinary shares. These ordinary shares will be the only capital stock of the U.K. Company. The ordinary shares of the Jersey Holding Company will be the only capital stock of the Jersey Holding Company and are held by a charitable trust established under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Charitable Trust").

    The U.K. Company was established for the purpose of, among other things, issuing the Debt Securities to the Trust and investing the proceeds thereof in the Jersey Preference Shares. The U.K. Company will elect to be treated as a partnership for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

    The U.K. Company will have at least two directors and an independent auditor. The Memorandum and Articles of Association of the U.K. Company will prohibit it from taking any action that would have a material adverse effect on the rights of the holders of the TrUEPrS. There will be no annual shareholder meetings. There will be not less than one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts. The U.K. Company will also appoint a paying agent located in The City of New York to receive Income Entitlements from the Distribution Trust, to make payments on the Debt Securities to the Trust and to meet the ongoing costs and expenses of various entities as described below.
    THE JERSEY SUBSIDIARY. The Jersey Subsidiary is a special purpose company incorporated with limited liability under the laws of, and domiciled in, Jersey, Channel Islands. The Jersey Holding Company and the U.K. Company will own 51% and 49%, respectively, of the ordinary shares of the Jersey Subsidiary, unless an Exchange Event occurs (other than an Exchange Event as a result of a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash when the Dollar Value on the Exchange Date is equal to or less than the Dollar Value on any date on which NAB Preference Shares are originally issued), in which case, the U.K. Company will sell all the ordinary shares it owns in the Jersey Subsidiary to the Jersey Holding Company immediately prior to the redemption of the Jersey Preference Shares. The Jersey Subsidiary was established for the purpose of, among other things, issuing the Jersey Preference Shares to the U.K. Company and investing the proceeds thereof in the ADSs. The Jersey Subsidiary will elect to be treated as a partnership for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

    The Jersey Subsidiary will be managed by a Board of Directors and have an independent auditor. The Memorandum and the Articles of Association of the Jersey Subsidiary will prohibit the Board of Directors from taking any action that would have a material adverse effect on the rights of the holders of the TrUEPrS. There will be no annual shareholder meetings. There will be one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts.

    THE DISTRIBUTION TRUST. The Distribution Trust is a business trust established under the laws of the State of Delaware. The Distribution Trust will operate in accordance with the distribution trust agreement that establishes its terms; the U.K. Company will have no right to cause any variation of such terms. The Distribution Trust will elect to be disregarded as an entity that is separate from its owner (I.E., the holder of the common securities of the Distribution Trust) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

    The administration of the Distribution Trust will be overseen by the trustees thereof.

    On the Issue Date, NAB will use the proceeds from the issuance of the NAB Preference Shares to make a capital contribution of US$400,100,000 (or US$460,000,000 if the Underwriters exercise their over-allotment options in full) to the Distribution Trust and the Distribution Trust will use the capital contribution to make the Distribution Loan to the USLLC. The Distribution Loan will mature five years after the maturity date of the Debt Securities on December 31, 2052. The Distribution Loan will be the only asset, and interest thereon will be the only source of revenue, of the Distribution Trust. Interest on the Distribution Loan will accrue from the date on which such loan is made
and be due and payable on each Interest Payment Date at the rate of     % per
annum. The interest paid on the Distribution Loan will be used by the Distribution Trust to pay the Income Entitlements to the U.K. Company. The
interest rate represents the sum of     % (the interest rate on the Debt
Securities, which equals the dividend rate on the TrUEPrS) and a spread of 0.25%. The spread is designed to enable the U.K. Company to pay (a) its ongoing costs and expenses and those of the Jersey Subsidiary, (b) dividends to the Jersey Holding Company in an amount sufficient to enable it to pay its expenses and those of the Jersey Charitable Trust, the Collateral Agent and (pursuant to the Trust Expense Agreement (as defined herein)) the Trust and (c) the indemnity fee payable to National Australia Group Europe Limited, an affiliate of NAB (the "NAB Affiliate").

    On and after an Exchange Date, the U.K. Company will cease to be the income beneficiary of the Distribution Trust; PROVIDED, HOWEVER, if the Exchange Event is the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date. In the event an Income Entitlement is not paid to the U.K. Company for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest due on the Debt Securities.


    THE USLLC. The USLLC will initially be a Delaware limited liability company that is a wholly-owned subsidiary of NAB. The USLLC will elect to be disregarded as an entity that is separate from its owner (I.E., NAB) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3. The USLLC will be managed by a Board of Directors pursuant to a limited liability company agreement. NAB will have the right to appoint, remove or replace any director and to increase or decrease the number of directors provided that the number of directors shall be at least two. After the Issue Date, the USLLC may be NAB or another wholly-owned subsidiary or branch of NAB (each such entity, the "USLLC").


    Upon receiving the proceeds of the Distribution Loan, the USLLC will make a NAB Loan to each NAB Borrower. The NAB Loans will be the only assets, and interest thereon will be the only source of revenue, of the USLLC. Each NAB Loan will be perpetual or mature five years after the maturity date of the Debt Securities on December 31, 2052. Interest on each NAB Loan will accrue from date on which such loan is made and be due and payable on each Interest Payment Date at a per annum rate sufficient to enable the USLLC to pay any interest due on the Distribution Loan on such date, grossed up to provide for any deduction or withholding for any taxes, duties or other charges.

    Under the terms of the Distribution Trust, other than in connection with a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, no Income Entitlement shall be paid or payable to the U.K. Company on any Interest Payment Date if (i) an Exchange Event has occurred prior to such Interest Payment Date, (ii) the amount of Income Entitlement payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of NAB on any preference shares or ordinary shares of NAB, would exceed NAB's earnings during the prior fiscal year or (iii) such payment would be prohibited or limited by applicable law, regulation or order or by any instrument or agreement to which NAB is subject (collectively, the "Payment Prohibitions"). In the event a Payment Prohibition exists or will exist on any Interest Payment Date, NAB will notify the Administrator no later than the third Business Day prior to such date.

    On each Interest Payment Date, (i) the NAB Borrower will make an interest payment on the related NAB Loan to the USLLC; (ii) the USLLC will use such payment to make an interest payment on the Distribution Loan to the Distribution Trust; (iii) if no Payment Prohibition exists, the Distribution Trust will distribute such payment as an Income Entitlement to the U.K. Company; and (iv) the U.K. Company will use the entire proceeds of such Income Entitlement to pay
(a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company which will be used to pay ongoing expenses of the Jersey Holding Company, the Jersey Charitable Trust, the Collateral Agent and (pursuant to an expense agreement between the Jersey Holding Company and the Trust (the "Trust Expense Agreement")) the Trust and (d) an indemnity fee to the NAB Affiliate. On such Interest Payment Date (which will also be a Dividend Payment Date), The Bank of New York, as Administrator, will use all the interest received by the Trust on the Debt Securities to pay dividends on the TrUEPrS.

TRUST DISSOLUTION

    The Trust will dissolve as soon as possible after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event.

                            INVESTMENT RESTRICTIONS

    The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than (a) the Debt Securities, (b) the Jersey Preference Shares, if applicable, and (c) if applicable, the ADSs to be purchased pursuant to the ADSs Purchase Contract; issue any securities or instruments except for the TrUEPrS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust.

    Because of the foregoing limitations, the Trust's investments will be concentrated initially in the financial services industry, which is the industry in which NAB currently operates. However, to the extent that in the future NAB diversifies its operations into one or more other industries, the Trust's investments will be less concentrated in the financial services industry.

                                  RISK FACTORS

NO ACTIVE PORTFOLIO MANAGEMENT

    It is a fundamental policy of the Trust (a) to invest 100% of its portfolio in the Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, other than in connection with a mandatory redemption thereof as a result of an Exchange Event and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. The Trust will not be managed like a typical closed-end investment company.

ABSENCE OF TRADING HISTORY; MARKETABILITY; POSSIBILITY OF THE TRUEPRS TRADING AT
  A DISCOUNT FROM NET ASSET VALUE

    The TrUEPrS have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the TrUEPrS may vary considerably prior to an Exchange Event due to, among other things, complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which NAB's shares are traded and the market segment of which NAB is a part and fluctuations in interest rates and rates of exchange between the Australian dollar and the U.S. dollar and other factors that are difficult to predict and beyond the Trust's control. Reference is made to the accompanying prospectus of NAB.


    The TrUEPrS are a new issue of securities and, accordingly, have no established trading market. The Underwriters currently intend, but are not obligated, to make a market in the TrUEPrS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the TrUEPrS with liquidity of investment or that it will continue for the life of the TrUEPrS. The TrUEPrS have been approved for listing on the NYSE under the trading symbol "NAR Pr", subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within a 30-day period after the initial delivery of the TrUEPrS. See "Underwriting." There can be no assurance that such application will be accepted or that, if accepted, the TrUEPrS will not later be delisted or that trading in the TrUEPrS on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the TrUEPrS on another national securities exchange or for quotation on another trading market. If the TrUEPrS are not listed or traded on any securities exchange or trading market, or if trading of the TrUEPrS is suspended, pricing information for the TrUEPrS may be more difficult to obtain, and the price and liquidity of the TrUEPrS may be adversely affected.


    The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the TrUEPrS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. TrUEPrS are not subject to redemption.

LIMITED TERM

    The term of the Trust will expire as soon as possible after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event.

NON-DIVERSIFIED PORTFOLIO

    Prior to the Exchange Date, the Trust's assets will consist entirely of (a) the Debt Securities and distributions thereon and (b) the ADSs Purchase Contract. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

LIMITED STOCKHOLDER RIGHTS

    Except as described below, holders of the TrUEPrS will not be entitled to any rights with respect to the ADSs or the NAB Preference Shares (including, without limitation, rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered the ADSs in exchange for TrUEPrS upon the occurrence of an Exchange Event (unless the Exchange Event is the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash). In addition, the Trust as the holder of the Debt Securities, has no voting rights in relation to the U.K. Company.

    Each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADS and the two NAB Preference Shares represented thereby. The holders of the NAB Preference Shares will be entitled to vote together with the holders of ordinary shares of NAB (to the extent such holders are entitled to vote), on the basis of one vote per NAB Preference Share on any poll, (a) in all cases, with respect to certain matters specified herein and (b) during a Special Voting Period (as defined herein), with respect to all matters on which the holders of the ordinary shares of NAB are entitled to vote. A "Special Voting Period" is the period from and including (i) any Dividend Payment Date on which NAB fails to pay in full the dividends accrued in respect of the quarterly dividend period then ended or (ii) the fourth Business Day after the Exchange Date occurring as a result of any failure by the Trust to receive in full the interest payable on the Debt Securities unless, prior to such date, NAB has paid in full an optional dividend on the NAB Preference Shares in an aggregate amount equal to the amount of interest not so received (an "Optional Dividend"), in each case to but excluding the first Dividend Payment Date thereafter as of which NAB has paid in full four consecutive quarterly dividends on the NAB Preference Shares. In addition, the holders of the NAB Preference Shares will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the NAB Preference Shares. Pursuant to the ADRs Security and Pledge Agreement, as long as the ADRs are owned by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the ADSs and the NAB Preference Shares represented thereby as directed by the holders of the TrUEPrS.

YEAR 2000 NONCOMPLIANCE

    Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Trust could be adversely affected if the computer systems used by the Trust or the Trust's service providers do not properly address this problem prior to January 1, 2000. The Trust has sought assurances from its service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Trust will continue to monitor the situation. At this time, however, no assurance can be given that the Trust's service providers have anticipated every step necessary to avoid any adverse effect on the Trust attributable to the Year 2000 Problem.

                           DESCRIPTION OF THE TRUEPRS

    Each TrUEPrS represents a proportionate share of beneficial interest in the assets of the Trust, and a total of 16,000,000 TrUEPrS will be issued in the Offerings, assuming no exercise of the Underwriters' over-allotment options and excluding 4,000 TrUEPrS issued to ML IBK Positions, Inc. on September 10,

1998 in accordance with the requirements of the Investment Company Act. Upon liquidation of the Trust, holders of TrUEPrS are entitled to share PRO RATA based on the number of TrUEPrS outstanding in the net assets of the Trust available for distribution. Holders of TrUEPrS have no preemptive, redemption or conversion rights. The TrUEPrS, when issued and outstanding, will be fully paid and nonassessable.

VOTING RIGHTS

    Holders are entitled to one vote for each TrUEPrS on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding TrUEPrS, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the TrUEPrS or to vote on other matters upon the written request of the record holders of more than 50% of the TrUEPrS (unless substantially the same matter was voted on during the preceding 12 months).

    Pursuant to the ADRs Security and Pledge Agreement and the ADR deposit agreement, each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADS and two NAB Preference Shares represented thereby. The holders of the NAB Preference Shares will be entitled to vote together with the holders of ordinary shares of NAB (and to the extent such holders are entitled to vote), on the basis of one vote per NAB Preference Share on any poll, (a) in all cases with respect to certain matters specified below and (b) during a Special Voting Period, with respect to all matters on which the holders of the ordinary shares of NAB are entitled to vote. The matters referred to in clause (a) of the preceding sentence upon which the holders of NAB Preference Shares will have a right to vote, together with the holders of ordinary shares of NAB, are: any proposal to reduce the share capital of NAB (other than a Capital Reduction of the NAB Preference Shares in accordance with their terms); any resolution to approve the terms of a share buy-back arrangement (other than a Buy-Back); any proposal that affects the rights attached to the NAB Preference Shares; any proposal to wind up NAB; any proposal for the disposal of the whole of the property, business and undertaking of NAB; and any matter during the winding up of NAB. In addition, the holders of ADSs will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the NAB Preference Shares. Pursuant to the ADRs Security and Pledge Agreement, as long as the ADRs are held by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the NAB Preference Shares as directed by the holders of the TrUEPrS.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated has applied to the Commission for an exemptive order that would, if issued, among other things, permit other investment companies and companies excepted from the definition of investment company under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act to own more than 3% of the total outstanding TrUEPrS. Under the Declaration of Trust, however, any such company owning TrUEPrS in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act must vote their TrUEPrS in proportion to the vote of all other holders of TrUEPrS that are not such companies. There is no assurance that the application for an exemptive order will be granted by the Commission.

    Modifications and amendments of the terms of the TrUEPrS, the Debt Securities, the Jersey Preference Shares and the ADSs Purchase Contract may be made with the consent of not less than a majority of the holders of the TrUEPrS; PROVIDED that, no such modification or amendment may, without the consent of 100% of the holders of the TrUEPrS, change the amount or timing of any dividend on the TrUEPrS, the amount or timing of interest payments on the Debt Securities, the liquidation preference of the Jersey Preference Shares, the redemption amount of the Debt Securities and the Jersey Preference Shares, the purchase price for or the number of ADSs deliverable pursuant to the ADSs Purchase Contract or otherwise adversely affect the foregoing terms or cause an Exchange Event to occur. Modifications and amendments may be made without the consent of any holder of the TrUEPrS to cure any ambiguity, defect or inconsistency in the Declaration of Trust or any instrument defining the terms of the TrUEPrS, the Debt

Securities, the Jersey Preference Shares and the ADSs Purchase Contract, PROVIDED that, such action will not adversely affect in any material respect the rights of the holders of the TrUEPrS or cause an Exchange Event to occur.

RESTRICTIONS ON OWNERSHIP AND TRANSFER

    Generally, under the Australian Corporations Law, the concept of voting share does not include certain types of preference shares with limited voting rights. Because holders of the NAB Preference Shares have been conferred a right to vote following a missed non-cumulative dividend, the NAB Preference Shares will be treated as voting shares for relevant purposes. Therefore, a person with an entitlement to NAB Preference Shares, including holders of TrUEPrS, should consider this entitlement with any entitlement to other voting shares in NAB in the context of the regulatory thresholds summarized below and seek appropriate legal advice.

    In summary, under the Australian Corporations Law, a person or group of persons cannot acquire voting shares in a public company if that person or group of persons or another person would then be "entitled" (which is defined very broadly) to more than 20% of the voting shares in NAB unless those shares are acquired in a manner specifically permitted by law. This restriction also limits the options available to a shareholder wanting to sell a shareholding of more than 20% in an Australian public company. The Australian Corporations Law also imposes certain substantial shareholding disclosure obligations on persons who are or become "entitled" to 5% or more of the voting shares in a company listed on the Australian Stock Exchange Limited, such as NAB.

BOOK-ENTRY SYSTEM

    The TrUEPrS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depository and registered in the name of a nominee of the Depository.

    The Depository has advised the Trust and the Underwriters as follows: The Depository is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended. The Depository was created to hold securities of persons who have accounts with the Depository ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depository's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

    Upon the issuance of a Global Security, the Depository or its nominee will credit the respective TrUEPrS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depository or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

    So long as the Depository for a Global Security, or its nominee, is the registered owner of such Global Security, such Depository or such nominee, as the case may be, will be considered the sole owner or holder of the TrUEPrS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the TrUEPrS registered in their names and will not receive or be entitled to receive physical delivery of the TrUEPrS in definitive form and will not be considered the owners or holders thereof.

    Delivery of ADRs or payment of amounts or delivery of other consideration deliverable on exchange of, and any quarterly distributions on, TrUEPrS registered in the name of or held by the Depository or its nominee will be made to the Depository or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the TrUEPrS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

    The Trust expects that the Depository, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depository. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name", and will be the responsibility of such participants.

    A Global Security may not be transferred except as a whole by the Depository to a nominee or a successor of the Depository. If the Depository is at any time unwilling or unable to continue as depository and a successor depository is not appointed by the Trust within ninety days, the Trust will issue TrUEPrS in definitive registered form in exchange for the Global Security representing such TrUEPrS. In addition, the Trust may at any time and in its sole discretion determine not to have any TrUEPrS represented by one or more Global Securities and, in such extent, will issue TrUEPrS in definitive form in exchange for all of the Global Securities representing the TrUEPrS. Further, if the Trust so specifies with respect to the TrUEPrS, an owner of a beneficial interest in a Global Security representing TrUEPrS may, on terms acceptable to the Trust and the Depository for such Global Security, receive TrUEPrS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of TrUEPrS represented by such Global Security equal in number to that represented by such beneficial interest and to have such TrUEPrS registered in its name.

                                    TRUSTEES

    The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

    The Trustees of the Trust are:

                                                                                    PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                                TITLE                         DURING PAST FIVE YEARS
------------------------------------  ------------------------------------  ------------------------------------
Donald J. Puglisi, 53...............  Managing Trustee                      Professor of Finance
  Department of Finance                                                     University of Delaware
  University of Delaware
  Newark, DE 19716
William R. Latham III, 54...........  Trustee                               Professor of Economics University of
  Department of Economics                                                   Delaware
  University of Delaware
  Newark, DE 19716
James B. O'Neill, 59................  Trustee                               Professor of Economics University of
  Center for Economic                                                       Delaware
  Education & Entrepreneurship
  University of Delaware
  Newark, DE 19716

COMPENSATION OF TRUSTEES

    The annual fees and anticipated out-of-pocket expenses of each unaffiliated Trustee and any additional fees of the Trust's Managing Trustee will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

                            MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

    The Trust will be internally managed and will not have an investment adviser. Prior to the Exchange Date, the Trust's portfolio will consist only of
(a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and (b) the ADSs Purchase Contract. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the Debt Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Debt Securities may not be disposed of during the term of the Trust, other than in connection with a mandatory redemption thereof as a result of an Exchange Event and that the ADSs Purchase Contract not be disposed of during the term of the Trust.

    The Trust will pay all expenses incurred in the Trust's formation and other initial expenses and expenses relating to the Offerings out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust such as accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, fees and expenses of Trustees, accounting costs, brokerage costs, litigation, mailing and other expenses properly payable by the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, any operating expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company will be paid by the NAB Affiliate if covered by the terms of an expense and indemnity agreement (the "Expense and Indemnity Agreement") among the Trust, the U.K.

Company, the Jersey Holding Company, the Jersey Subsidiary and the Jersey Charitable Trust. See "-- Estimated Expenses."

    ADMINISTRATOR. The day-to-day affairs of the Trust will be managed by The Bank of New York, as the Administrator pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on TrUEPrS as described herein; (iv) cause the legal and other professional advisors engaged by it to prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust, and keep all books and records for the Trust; (v) at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the Administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make, or cause to be made, all necessary arrangements with respect to meetings of Trustees and any meetings of holders of TrUEPrS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with the occurrence of an Exchange Event).

    The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

    Except for its roles as Administrator, Custodian and Paying Agent of the Trust, and except for its role as Collateral Agent and securities intermediary under the Security and Pledge Agreements, as paying and transfer agent for the Debt Securities and the NAB Preference Shares and as depositary for the ADRs, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

    The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

    The Trust's custodian (the "Custodian") is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. The Custodian will also act as Collateral Agent under the Security and Pledge Agreements, under which it will hold a perfected security interest in the ADRs, the Jersey Preference Shares or other assets consistent with the terms of the securities pledged thereunder on behalf of the Trust, and as depositary for the ADRs.

PAYING AGENT

    The paying agent, transfer agent and registrar (the "Paying Agent") for the TrUEPrS is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

    The Trust will, to the fullest extent permitted by applicable law, indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. Subject to the satisfaction of certain conditions, pursuant to the Expense and Indemnity Agreement, the NAB Affiliate will reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian.

ESTIMATED EXPENSES

    Organization costs of the Trust in the amount of $32,000 and estimated costs of the Trust in connection with the initial registration of the TrUEPrS and the Offerings in the amount of approximately $600,000 will be paid by the Trust out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, any operating expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company will be paid by the NAB Affiliate if covered by the terms of the Expense and Indemnity Agreement.

                          DIVIDENDS AND DISTRIBUTIONS

    The Trust intends to distribute to holders dividend distributions in an
amount equal to US$    per TrUEPrS per annum, payable quarterly in arrears in an
amount equal to US$    per TrUEPrS on each Dividend Payment Date to holders of
record on the immediately preceding Record Date. The first distribution in respect of the period from and including the Issue Date to but excluding
December 31, 1998 will equal US$    per TrUEPrS.

    Dividend payments on the TrUEPrS will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made by the U.K. Company only to the extent that it receives Income Entitlements as the income beneficiary of the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive Income Entitlements only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company or at its direction on such date for any reason, the Distribution Trust will have no further obligation to pay such Income Entitlement to the U.K. Company and the U.K. Company will have no right to require such payment. See "Investment Objective and Policies--Intervening Vehicles." In the event an Income Entitlement is not paid for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest on the Debt Securities.

    On and after the Exchange Date, the U.K. Company will cease to be the income beneficiary of the Distribution Trust; PROVIDED, HOWEVER, if the Exchange Event is the redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date.

    On each Interest Payment Date, (i) the NAB Borrower will make an interest payment on the NAB Loan to the USLLC; (ii) the USLLC will use such payment to make an interest payment on the Distribution Loan to the Distribution Trust;
(iii) if no Payment Prohibition exists, the Distribution Trust will distribute such payment as an Income Entitlement to the U.K. Company; and (iv) the U.K. Company will use the entire proceeds of such Income Entitlement to pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company, which will be used to pay ongoing expenses of the Jersey Holding Company, the Jersey Charitable Trust, the Collateral

Agent and (pursuant to the Trust Expense Agreement) the Trust and (d) an indemnity fee to the NAB Affiliate. On such Interest Payment Date (which will also be a Dividend Payment Date), the Administrator of the Trust will use all the interest received by the Trust on the Debt Securities to pay dividends on the TrUEPrS.

    Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, on the Exchange Date, each NAB Preference Share will convert into a dividend-paying NAB Preference Share which will begin to accrue non-cumulative dividends from and including the last Interest Payment Date prior to an Exchange Date. Accordingly, the dividends for any quarterly dividend periods ending on or after the Exchange Date will be payable as dividends on the NAB Preference Shares and in accordance with the terms of the NAB Preference Shares.

                                NET ASSET VALUE

    The net asset value of the TrUEPrS will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of TrUEPrS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to holders and at such other times as the Trustees may determine. The value of (a) the Debt Securities and (b) the ADSs Purchase Contract held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

                                    TAXATION


CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS


    The following summary of certain United States Federal income tax consequences of the purchase, ownership and disposition of TrUEPrS is based upon the advice of Sullivan & Cromwell, counsel to NAB. The summary addresses only the tax consequences to persons that acquire TrUEPrS in connection with the Offerings and hold the TrUEPrS as a capital asset. It does not address all tax consequences of the ownership of TrUEPrS and does not take into account the specific circumstance of investors such as tax-exempt entities, banks, certain insurance companies, broker dealers, traders in securities that elect to mark to market, investors liable for the alternative minimum tax, investors that hold TrUEPrS as part of a straddle or hedging or conversion transaction or investors whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended, its legislative history, existing and proposed regulations thereunder, published rulings and court decisions as well as the income tax treaty between the United States and Australia (the "Treaty") all of which are subject to change possibly with retroactive effect.

    PROSPECTIVE INVESTORS ARE ADVISED TO CONSULT WITH THEIR OWN TAX ADVISORS AS TO THE UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF TrUEPrS, AS WELL AS THE EFFECT OF ANY STATE, LOCAL OR FOREIGN TAX LAWS.

U.S. HOLDERS

    A "U.S. Holder" is any beneficial owner of TrUEPrS that is (i) a citizen or resident of the United States, (ii) a domestic corporation, (iii) an estate the income of which is subject to United States Federal income tax without regard to its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over administration of the trust and one or more United States persons have authority to control all substantial decisions of the trust. A "Non-U.S. Holder" is any beneficial owner that is not a United States person for United States Federal income tax purposes.

    CLASSIFICATION OF THE TRUST AND THE DEBT SECURITIES AND DISTRIBUTIONS ON TRUEPRS. For United States Federal income tax purposes the Trust will be classified as a grantor trust and not as an association taxable as a corporation, and the Debt Securities held by the Trust will be treated as equity in NAB. Accordingly, for United States Federal income tax purposes, each U.S. Holder generally will be treated as owning equity of NAB and will be required to include in income, as a dividend, the holder's share of the gross amount of the interest paid to the Trust on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of NAB. For foreign tax credit limitation purposes the payments will be income from sources without the United States, but generally will be treated separately, together with other items of "passive income" (or in the case of certain holders, "financial services income").

    SALE OF THE TRUEPRS. Upon a sale or other disposition of the TrUEPrS (including generally the receipt of a distribution of cash in redemption of all of a U.S. Holder's TrUEPrS), a U.S. Holder will recognize gain or loss in an amount equal to the difference between the amount realized and the U.S. Holder's adjusted tax basis. Generally, such gain or loss will be capital gain or loss and will be long-term capital gain or loss if the U.S. Holder's holding period exceeds one year. Any such gain will be income from sources within the United States for foreign tax credit limitation purposes.

    CONSEQUENCES OF AN EXCHANGE EVENT. As described above under "Investment Objective and Policies-- Exchange Event" upon the occurrence of an Exchange Event, the Trust will distribute ADSs or, under certain circumstances, cash to holders of TrUEPrS in exchange for their TrUEPrS and in liquidation of the Trust. A U.S. Holder's exchange of TrUEPrS for ADSs generally will not be a taxable event for United States Federal income tax purposes. A U.S. Holder's basis in the ADSs received upon exchange will generally be the same as the U.S. Holder's basis in the property exchanged therefor and such holder's holding period in the ADSs would include their holding period in such property.

    Upon the occurrence of certain Exchange Events, holders of the TrUEPrS may receive cash. For U.S. Federal income tax purposes such receipt of cash would constitute a taxable disposition of the TrUEPrS and a U.S. Holder would generally recognize gain or loss in the same manner if there had been a sale or disposition as described under "--Sale of the TrUEPrS" above. Amounts representing accrued but unpaid interest on the Debt Securities will be treated as a distribution on TrUEPrS as discussed under "--Classification of the Trust and the Debt Securities and Distributions on TrUEPrS" above.

ADSS RECEIVED IN AN EXCHANGE EVENT

    DISTRIBUTIONS ON THE ADSS. U.S. Holders will include in gross income the gross amount of any dividend paid including Additional Amounts (as defined and described in the accompanying prospectus of NAB), if any, before reduction for Australian withholding taxes by NAB, out of its current or accumulated earnings and profits (as determined for U.S. Federal income tax purposes) as ordinary income when the dividend is actually or constructively received by the U.S. Holder. The dividend will not be eligible for the dividends received deduction generally allowed to United States corporations in respect of dividends received from other United States corporations.

    Subject to certain limitations, the Australian tax withheld, if any, in accordance with the Treaty and paid over to Australia will be creditable against the U.S. Holder's United States Federal income tax liability. For foreign tax credit limitation purposes, the dividend will be income from sources without the United States, but generally will be treated separately, together with other items of "passive income" (or in the case of certain holders "financial services income").

    SALE OR OTHER DISPOSITION OF ADSS. A U.S. Holder will recognize gain or loss for U.S. Federal income tax purposes upon the sale or other disposition of ADSs in an amount equal to the difference between the U.S. dollar value of the amount realized and the U.S. Holder's adjusted tax basis (determined in U.S. dollars) in the ADSs. Generally, such gain will be capital gain or loss, will be long-term capital gain or loss if the U.S. Holder's holding period for the ADSs exceeds one year and any such gain will be income from sources within the United States for foreign tax credit limitation purposes.

PFIC CONSIDERATIONS

    NAB does not believe that it will be treated as a passive foreign investment company (a "PFIC") for United States Federal income tax purposes but that is a factual determination made annually and therefore may be subject to change. Because a U.S. Holder of TrUEPrS will be treated as owning an equity interest in NAB for United States Federal income tax purposes, if NAB were a PFIC a U.S. Holder of TrUEPrS as well as a holder of ADSs would be subject to certain adverse tax consequences.

NON-U.S. HOLDERS

    DISTRIBUTIONS ON THE TRUEPRS AND ADSS. Distributions to a Non-U.S. Holder will not be subject to United States Federal income tax unless such distributions are effectively connected with the conduct of a trade or business within the United States by such Non-U.S. Holder (and are attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of income from TrUEPrS or ADSs), in which case such Non-U.S. Holder generally will be subject to tax in respect of distributions in the same manner as a U.S. Holder. Any such effectively connected distributions received by a non-U.S. corporation may also, under certain circumstances, be subject to an additional "branch profits tax" at a 30% rate of such lower rate as may be specified by an applicable income tax treaty.

    SALE OR DISPOSITION OF THE TRUEPRS AND ADSS. A Non-U.S. Holder will not be subject to United States Federal income tax in respect of gain recognized on a sale or other disposition of TrUEPrS or ADSs unless (i) the gain is effectively connected with a trade or business of the Non-U.S. Holder in the United States (and is attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of gain from the sale or other disposition of the TrUEPrS or ADSs) or (ii) in the case of a Non-U.S. Holder who is an individual, such holder is present in the United States for 183 or more days in the taxable year of the sale and certain other conditions apply. Effectively connected gains realized by a corporate Non-U.S. Holder may also, under certain circumstances, be subject to an additional "branch profits tax" at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.

    INFORMATION REPORTING AND BACKUP WITHHOLDING TAX. In general, information reporting requirements will apply to payments of dividends made within the United States by the Trust or any of its paying agents on the TrUEPrS or, in the case of ADSs, by a U.S. paying agent or other U.S. intermediary and "backup withholding" at a rate of 31% will apply to such payments other than dividends paid before December 31, 1999 made to a U.S. Holder (other than a corporation or other exempt U.S. Holder) unless the U.S. Holder furnishes its taxpayer identification number in the manner required by United States law and applicable regulations, certifies that such number is correct, certifies as to no loss or exemption from backup withholding and meets certain other conditions. A Non-U.S. Holder will be exempt from back-up withholding provided that certain certification requirements are satisfied.

    Payment of the proceeds from the disposition of TrUEPrS or ADSs to or through the United States office of a broker is subject to both information reporting and backup withholding unless the holder establishes an exemption from information reporting and backup withholding. United States information reporting and backup withholding generally will not apply to a payment made outside the United States of the proceeds of a sale of TrUEPrS or ADSs through an office outside the United States of a non-United States broker. However, United States information reporting will apply to a payment made outside the United States of the proceeds of a sale of TrUEPrS or ADSs through an office outside the United States of a broker (i) that is a United States person, (ii) that derives 50% or more of its gross income for a specified three year period from the conduct of a trade or business in the United States, (iii) that is a "controlled foreign corporation" as to the United States, or (iv) with respect to payments made after December 31, 1999, that is a foreign partnership if, at any time during its tax year, one or more of its partners are U.S. persons (as defined in U.S. Treasury Regulations) who in the aggregate hold more than 50% of the income or capital interest in the partnership or if, at any time during its tax year, such foreign partnership is engaged in a United States trade or business, unless the broker has documentary evidence in its files that the holder or beneficial owner is not a United States person or the holder or beneficial owner otherwise establishes an exemption. Backup withholding will not apply to such payments unless the broker has actual knowledge that the payee is a U.S. person.

    Any amounts withheld from a holder under the backup withholding rules will be allowed as a refund or a credit against such holder's United States Federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

CERTAIN AUSTRALIAN TAX CONSIDERATIONS

    The taxation discussion below of certain Australian tax consequences is based on the advice of PricewaterhouseCoopers Securities Limited, Australia and outlines certain Australian tax considerations for U.S. holders in relation to the purchase, ownership and disposition of the TrUEPrS and the acquisition, ownership and disposition of the NAB Preference Shares represented by the ADSs. The discussion is intended only as a descriptive summary and does not purport to be complete technical analysis or listing of all potential Australian tax effects. This discussion is based upon laws, regulations, rulings and decisions now in effect and is subject to changes in Australian law, including in any double taxation convention between Australia and the United States (the "Treaty"), including retroactive changes in effective dates, or possible differing interpretations.

    Persons considering the purchase of the TrUEPrS should consult their own tax advisors concerning the application of Australia's tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of TrUEPrS or the NAB Preference Shares represented by the ADSs arising under the laws of any other taxing jurisdiction.

    The Trust will not be treated as a resident of Australia for Australian income tax purposes. As it is not in receipt of Australian source income it will not be subject to Australian tax on income earned. Therefore, quarterly distributions by the Trust to non-Australian resident holders of TrUEPrS will not be subject to Australian tax whether by withholding or otherwise.

    Upon an Exchange Event (other than a redemption, Buy-Back or Capital Reduction of the NAB Preference Shares for cash), the Trust will acquire ADSs and then immediately deliver the ADSs to the holders of TrUEPrS. There should be no Australian tax consequences to the Trust of the delivery of the ADSs to holders of TrUEPrS.

    Alternatively, upon an Exchange Event, the Trust may receive cash repayment of principal and interest due on the Debt Securities. No Australian tax will be payable by the Trust on such receipt.

    The sale of TrUEPrS or the NAB Preference Shares represented by the ADSs may generate assessable income to certain U.S. holders, such as banks, insurance companies and other persons or institutions in the business of investment. The provisions of the Treaty, however, are designed to ensure that this income, less all allowable deductions, is subject to Australian tax only if the U.S. holder who is a U.S. resident carries on business in Australia through a permanent establishment and the income earned is effectively connected with that permanent establishment.

    The sale of TrUEPrS or ADSs by a U.S. holder will not generate a net capital gain and therefore will not be subject to Australian capital gains tax unless:

    - the NAB Preference Shares are held by U.S. citizens or U.S. corporations who are residents of Australia;

    - the U.S. holder is a non-Australian resident but the U.S. holder and the U.S. holder's associates together beneficially hold or at any time during the five years prior to the sale held shares or interests in shares representing ten percent or more in value of the issued capital of NAB; or

    - the U.S. holder is a non-Australian resident but has at any time used the TrUEPrS or ADSs in carrying on trade or business through a permanent establishment in Australia.

and the consideration received for the TrUEPrS or the ADSs (or their market value, if the disposition is not at arm's length or for no consideration) exceeds the U.S. holder's cost base in the TrUEPrS or the ADSs after that cost base is adjusted, where appropriate, for the effect of inflation.

    The Australian income tax rate on capital gains is the same as the ordinary income tax rate applicable to the relevant taxpayer, subject to capital gains tax averaging where applicable. In the case of companies this rate is presently 36%.

    An individual who is a U.S. holder will be resident of Australia if, for example, that person:

    - is domiciled in Australia, unless the person's permanent place of abode is outside Australia; or

    - has been in Australia for 183 days or more in a year of income unless that person has a usual place of abode outside Australia and does not intend to take up residence in Australia.

    However, if that individual would be a resident of the United States for the purposes of U.S. law, the Treaty allocates residence for the purposes of the Treaty solely to the country in which the person maintains a permanent home (or habitual abode) or with which the person has closer personal and economic ties.

    A corporation who is a U.S. holder will be a resident of Australia if it is incorporated in Australia or if it carries on business in Australia and has either its central management and control in Australia or its voting power controlled by shareholders who are residents of Australia.

    Where the U.S. holder acquires ADSs on the Exchange Date, there may be Australian tax consequences in relation to dividends paid by that Australian listed corporation. Dividends paid by NAB may be paid as franked or unfranked dividends. Australian corporations are required to provide shareholders with notices detailing the extent to which the dividend is franked or unfranked and the deductions (if any) of dividend withholding tax. Broadly, to the extent to which those dividends are paid out of profits which have been subject to Australian company income tax, they will be franked dividends. Fully franked dividends paid to a non-resident will be exempt from Australian dividend withholding tax. Unfranked or partially franked dividends will be subject to Australian dividend withholding tax to the extent to which the dividend is unfranked, unless a specific exemption is available.

    The interaction of Australian income tax law and the Treaty limits the Australian dividend withholding tax on unfranked or partially franked dividends paid to a U.S. resident who is beneficially entitled to the dividends to 15 percent of the unfranked part of the gross dividend. However, where the U.S. resident carries on business in Australia through a permanent establishment or performs independent personal services from a fixed base in Australia and the holding is effectively connected with the permanent establishment or fixed base, the 15 percent limit should not apply and a dividend withholding tax at the rate of 30 percent should apply in respect of such dividends in such circumstances. However, under Australian law an Australian payer of dividends to a U.S. resident in such circumstances is only obliged to withhold at the rate of 15 percent and, as a matter of policy, the Australian Taxation Office does not seek to collect any further withholding tax.

    Subject to certain conditions, the terms of the NAB Preference Shares provide for holders to be grossed-up for Australian withholding tax on payments on the NAB Preference Shares being dividends or amounts deemed to be dividends for Australian tax purposes.

    No stamp, issue, registration or similar taxes are payable in Australia in connection with the issue of TrUEPrS by the Trust or of ADSs. Transfers of NAB Preference Shares by U.S. holders would be subject to stamp duty.

    There are no specific estate, inheritance or gift taxes or duties imposed in Australia. In practice, no Revenue Authority in any State or Territory of Australia should seek to recover stamp duty on any transfer of or agreement to transfer ADSs provided that the instruments are not executed and the purchaser of the ADSs is not resident in Australia.

                                  UNDERWRITING

    Subject to the terms and conditions set forth in a purchase agreement (the "Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "Underwriters"), and each of the Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated, A.G. Edwards & Sons, Inc., Morgan Stanley & Co. Incorporated, PaineWebber Incorporated, Prudential Securities Incorporated and Salomon Smith Barney Inc. are acting as representatives (the "Representatives"), has severally agreed to purchase, the aggregate number of TrUEPrS set forth opposite its name below:

                                                                                     NUMBER OF
             UNDERWRITER                                                              TRUEPRS
----------------------------------------------------------------------------------  -----------
Merrill Lynch, Pierce, Fenner & Smith
          Incorporated............................................................
A.G. Edwards & Sons, Inc..........................................................
Morgan Stanley & Co. Incorporated.................................................
PaineWebber Incorporated..........................................................
Prudential Securities Incorporated................................................
Salomon Smith Barney Inc..........................................................
                                                                                    -----------
          Total...................................................................
                                                                                    -----------
                                                                                    -----------

    In the Purchase Agreement, the Underwriters named therein have agreed, subject to the terms and conditions set forth therein, to purchase all of the TrUEPrS being sold pursuant to such Purchase Agreement if any of the TrUEPrS being sold pursuant to such Purchase Agreement are purchased. Under certain circumstances, under the Purchase Agreement, the commitments of non-defaulting Underwriters may be increased. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

    The Representatives have advised the Trust that the Underwriters propose to offer the TrUEPrS offered hereby in the Offering to the public initially at the public offering price set forth on the cover page of this Prospectus and to
certain dealers at such price less a concession not in excess of $         per
TrUEPrS; provided that such concession for sales of more than 10,000 TrUEPrS to
any single purchaser will be $         per TrUEPrS. The Underwriters may allow,
and such dealers may reallow, a discount not in excess of $         per TrUEPrS
to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any
TrUEPrS purchased in the initial public offering on or before             ,
1998.

    The Trust has granted the Underwriters an option to purchase up to an additional 2,396,000 TrUEPrS at the initial public offering price, less the underwriting discount. Such option, which will expire 30 days after the date of this Prospectus, may be exercised solely to cover over-allotments. To the extent that the Underwriters exercise such option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase from the Trust approximately the same percentage of the option shares that the number of shares to be purchased initially by that Underwriter is of the 16,000,000 TrUEPrS initially purchased by the Underwriters.

    In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in ADSs representing the NAB Preference Shares, the Purchase Agreement provides that the Trust and NAB will pay, as compensation to the Underwriters (the "Underwriter's Compensation"), an amount in immediately
available funds of $         per TrUEPrS or $         in the aggregate (or
$         in the aggregate if the Underwriters' over-allotment option is exercised in full) for the accounts of several Underwriters; provided that such compensation for sales of more than 10,000 TrUEPrS to any single purchaser will
be $         per TrUEPrS and to the extent of such sales, the actual amount of
Underwriters' Compensation will be less than the aggregate amounts specified herein.

    The Underwriters do not intend to confirm sales of TrUEPrS offered hereby to any accounts over which they exercise discretionary authority.


    Prior to the Offering, there has been no public market for the TrUEPrS. The TrUEPrs have been approved for listing on the NYSE under the trading symbol "NAR Pr", subject to official notice of issuance. In connection with the listing, the Underwriters will undertake that sales of TrUEPrS will meet the NYSE's minimum distribution standards. Trading of the the TrUEPrS on the NYSE is expected to commence within a 30-day period after the initial delivery of the TrUEPrS. The Representatives have advised the Trust that they intend to make a market in the TrUEPrS prior to the commencement of trading on the NYSE. The Representatives will have no obligation to make a market in the TrUEPrS, however, and may cease market making activities, if commenced, at any time.


    In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in ADSs representing the NAB Preference Shares, the Trust and NAB have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make in respect thereof.

    In connection with the formation of the Trust, ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, subscribed for and purchased 4,000 TrUEPrS for a purchase price of $100,000.

    Until the distribution of the TrUEPrS is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the TrUEPrS. As an exception to these rules, the Representatives are permitted to engage in certain transactions that stabilize the price of the TrUEPrS. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the TrUEPrS.

    If the Underwriters create a short position in the TrUEPrS in connection with the Offering, i.e., if they sell more TrUEPrS than are set forth on the cover page of this Prospectus, the Representatives may reduce that short position by purchasing TrUEPrS in the open market. The Representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

    The Representatives may also impose a penalty bid on certain Underwriters and selling group members. This means that if the Representatives purchase TrUEPrS in the open market to reduce the Underwriters' short position or to stabilize the price of the TrUEPrS, they may reclaim the amount of the selling concession from the Underwriters and any selling group members who sold those TrUEPrS as part of the Offering.

    In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

    Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the TrUEPrS. In addition, neither the Trust nor any of the Underwriters makes any representation that the Representatives will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

    The Trust has not authorized, or taken any action to cause, the issue or distribution in the Commonwealth of Australia, any of its States, territories or possessions or any political subdivision thereof ("Australia"), or to any resident of Australia, of this Prospectus or any other document inviting applications or offers to subscribe for or purchase the TrUEPrS offered hereby or offering such TrUEPrS for subscription or purchase and, accordingly, neither this Prospectus (whether in draft or definitive form) nor any such other document may be issued or distributed in Australia or to any resident of Australia for the purpose of inviting applications or offers to subscribe for or purchase the TrUEPrS offered hereby.

    No prospectus in relation to the TrUEPrS has been lodged with or registered by the Australian Securities and Investments Commission. In connection with distribution of the TrUEPrS, each of the several Underwriters will represent and agree that it: (a) has not (directly or indirectly) offered for subscription or purchase or issued invitations to subscribe for or purchase nor has it sold the TrUEPrS; (b) will not (directly or indirectly) offer for subscription or purchase or issue invitations to subscribe for or purchase or sell the TrUEPrS; and (c) has not distributed and will not distribute any draft or definitive prospectus, advertisement or other offering material, in each case in Australia or to any resident of Australia (including corporations and other entities organized under the laws of Australia but not including a permanent establishment of such corporations or other entities located outside Australia).

    Each Underwriter has also in the Purchase Agreement represented and agreed that:

        (a) it has not offered or sold and prior to the date six months after the date of issue of the TrUEPrS will not offer or sell any TrUEPrS to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995;

        (b) it has complied and will comply with all applicable provisions of the Financial Services Act 1986 with respect to anything done by it in relation to the TrUEPrS in, from or otherwise involving the United Kingdom; and

        (c) it has only issued or passed on, and will only issue or pass on, in the United Kingdom any document received by it in connection with the issue of the TrUEPrS to a person who is of a kind described in Article 11(3) of the Financial Services Act 1986 (Investment Advertisements) (Exemptions) Order 1996 or is a person to whom the document may otherwise lawfully be issued or passed on.

    Certain of the Underwriters render investment banking and other financial services to NAB from time to time.

                                 LEGAL MATTERS

    Certain legal matters will be passed upon for the Trust and the Underwriters by their counsel, Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger P.A., Wilmington, Delaware, special Delaware counsel to the Trust. See also "Taxation."

                                    EXPERTS

    The statement of assets and liabilities included in this Prospectus has been audited by Deloitte & Touche LLP, independent auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

    The Trust has filed with the Commission, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the TrUEPrS offered hereby. Further information concerning the TrUEPrS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.

INDEPENDENT AUDITORS' REPORT

    To the Board of Trustees and Shareholder of NAB Exchangeable Preferred
Trust:

    We have audited the accompanying statement of assets and liabilities of NAB Exchangeable Preferred Trust as of September 10, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of NAB Exchangeable Preferred Trust, as of September 10, 1998 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
September 10, 1998

                        NAB EXCHANGEABLE PREFERRED TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 10, 1998

                                      ASSETS
Cash..............................................................................  $ 100,000
                                                                                    ---------
Total Assets......................................................................  $ 100,000
                                                                                    ---------
                                                                                    ---------

                                   LIABILITIES
Total Liabilities.................................................................  $       0
                                                                                    ---------
NET ASSETS........................................................................  $ 100,000
                                                                                    ---------
                                                                                    ---------

                           NET ASSET VALUE PER TRUEPRS
4,000 TrUEPrS issued and outstanding (Note 3).....................................  $      25
                                                                                    ---------
                                                                                    ---------

------------------------

(1) The Trust was created as a Delaware business trust on July 28, 1998 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the U.S. Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust will be paid by the Trust out of the facility fee paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, operating expenses of the Trust not paid by the Jersey Holding Company under the Trust Expense Agreement will be paid by the NAB Affiliate if covered by the terms of the Expense and Indemnity Agreement.


(2) Offering expenses will be payable upon completion of the Offerings and such expenses (including a portion of the Underwriter's Compensation) will be paid by the Trust out of the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.


(3) On September 10, 1998, the Trust issued 4,000 TrUEPrS to ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, in consideration for a purchase price of $100,000.

    THE FOLLOWING PROSPECTUS OF NATIONAL AUSTRALIA BANK LIMITED IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF NATIONAL AUSTRALIA BANK LIMITED DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF NAB EXCHANGEABLE PREFERRED TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.

                                [NAB PROSPECTUS]

                               [To be provided.]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    NO DEALER, SALESPERSON OR OTHER INDIVIDUAL HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING DESCRIBED HEREIN AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE UNDERWRITERS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SECURITIES OTHER THAN THOSE SPECIFICALLY OFFERED HEREBY, OR OF ANY SECURITIES OFFERED HEREBY, IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE AN OFFER OR SOLICITATION IN SUCH JURISDICTION. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE FACTS SET FORTH IN THIS PROSPECTUS OR IN THE AFFAIRS OF THE TRUST SINCE THE DATE HEREOF OR SINCE THE DATES AS OF WHICH INFORMATION IS SET FORTH HEREIN. IN THE EVENT THAT ANY SUCH CHANGE SHALL OCCUR DURING THE PERIOD IN WHICH APPLICABLE LAW REQUIRES DELIVERY OF THIS PROSPECTUS, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                           --------------------------

                               TABLE OF CONTENTS

                                                     PAGE
                                                   ---------
Prospectus Summary...............................          4
Fee Table........................................         11
Structural Diagram...............................         12
The Trust........................................         13
Use of Proceeds and Collateral Arrangements......         13
Investment Objective and Policies................         15
Investment Restrictions..........................         22
Risk Factors.....................................         23
Description of the TrUEPrS.......................         24
Trustees.........................................         27
Management Arrangements..........................         28
Dividends and Distributions......................         30
Net Asset Value..................................         31
Taxation.........................................         31
Underwriting.....................................         37
Legal Matters....................................         39
Experts..........................................         39
Additional Information...........................         40
Independent Auditors' Report.....................         41
Statement of Assets and Liabilities..............         42

                    Prospectus relating to Preference Shares
                       of National Australia Bank Limited
                           --------------------------

    UNTIL          , 1998 (25 DAYS AFTER THE COMMENCEMENT OF THE OFFERING), ALL
DEALERS EFFECTING TRANSACTIONS IN THE TRUEPRS, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS DELIVERY REQUIREMENT IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                             16,000,000 TRUEPRS-SM-

                                NAB EXCHANGEABLE
                                PREFERRED TRUST

                             ---------------------

                                   PROSPECTUS

                             ---------------------

                              MERRILL LYNCH & CO.
                           MORGAN STANLEY DEAN WITTER
                              SALOMON SMITH BARNEY
                            A.G. EDWARDS & CO., INC.
                            PAINEWEBBER INCORPORATED
                       PRUDENTIAL SECURITIES INCORPORATED

                                           , 1998

-SM-Service mark of Merrill Lynch & Co., Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


1.         FINANCIAL STATEMENTS
           Independent Auditors' Report
           Statement of Assets and Liabilities as of September 10, 1998
2.         EXHIBITS
           (a)(1)     Trust Agreement*
           (2)        Form of Amended and Restated Trust Agreement**
           (3)        Restated Certificate of Trust*
           (b)        Not applicable
           (c)        Not applicable
           (d)(1)     Form of Specimen certificate for TrUEPrS (included in Exhibit 2(a)(2))**
           (2)        Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of Holders of TrUEPrS+**
           (e)        Not applicable
           (f)        Not applicable
           (g)        Not applicable
           (h)(1)     Form of Purchase Agreement**
           (i)        Not applicable
           (j)        Form of Custodian Agreement**
           (k)(1)     Form of Administration Agreement**
           (2)        Form of Paying Agent Agreement**
           (3)        Form of Specimen for Debt Securities**
           (4)        Form of ADRs Security and Pledge Agreement**
           (5)        Form of Jersey Preference Shares Security and Pledge Agreement**
           (6)        Form of Trust Reimbursement Agreement**
           (7)        Form of Trust Expense Agreement**
           (8)        Form of Expense and Indemnity Agreement**
           (9)        Form of Debt Securities Subscription Agreement**
           (10)       Form of ADSs Purchase Contract**
           (11)       Form of Distribution Trust Agreement**
           (l)        Opinion and Consent of Brown & Wood LLP, counsel to the Trust**
           (m)        Not applicable
           (n)(1)     Tax Opinion and Consent of Sullivan & Cromwell**
           (2)        Tax Opinion and Consent of PricewaterhouseCoopers Securities Limited,
                      Australian tax adviser to the Trust*
           (3)        Consent of Deloitte & Touche LLP, independent auditors for the Trust*
           (o)        Not applicable
           (p)        Form of TrUEPrS Subscription Agreement**
           (q)        Not applicable
           (r)        Not applicable


------------------------

+   Reference is made to Article III (Section 3.2), Article IV, Article V and
    Article VII (Section 7.1 and 7.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement

*   Previously filed.


**  Filed herewith


ITEM 25. MARKETING ARRANGEMENTS

    See Exhibits (h)(1) to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by the Trust from the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

    There will be one record holder of the TrUEPrS as of the effective date of this Registration Statement.

ITEM 29. INDEMNIFICATION

    Section 6.06 of the Amended and Restated Trust Agreement and Section 6 of the Purchase Agreement provide for indemnification.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    The Trust is internally managed and does not have an investment adviser.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (101 Barclay Street, New York, New York 10286) and its paying agent (101 Barclay Street, New York, New York 10286).

ITEM 32. MANAGEMENT SERVICES

    Not applicable.

ITEM 33. UNDERTAKINGS

    (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

    (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 23rd day of September, 1998.


                                NAB EXCHANGEABLE PREFERRED TRUST

                                By:            /s/ DONALD J. PUGLISI
                                     -----------------------------------------
                                                 Donald J. Puglisi
                                                  Managing Trustee

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.


             NAME                          TITLE                    DATE
------------------------------  ---------------------------  -------------------

    /s/ DONALD J. PUGLISI       Managing Trustee
------------------------------                               September 23, 1998
      Donald J. Puglisi

  /s/ WILLIAM R. LATHAM III*    Trustee
------------------------------                               September 23, 1998
    William R. Latham III

    /s/ JAMES B. O'NEILL*       Trustee
------------------------------                               September 23, 1998
       James B. O'Neill



    */s/ DONALD J. PUGLISI
------------------------------
      Donald J. Puglisi
       Attorney-in-Fact

                                 EXHIBIT INDEX


      EXHIBIT         DESCRIPTION                                                                                           PAGE
--------------------  ----------------------------------------------------------------------------------------------       -----
(a)        (1)        Trust Agreement*..............................................................................
           (2)        Form of Amended and Restated Trust Agreement**................................................
           (3)        Restated Certificate of Trust*................................................................
(b)                   Not applicable................................................................................
(c)                   Not applicable................................................................................
(d)        (1)        Form of Specimen certificate for TrUEPrS (included in Exhibit 2(a)(2))**......................
           (2)        Portions of the Declaration of Trust of the Registrant defining the rights of Holders of
                      TrUEPrS+**....................................................................................
(e)                   Not applicable................................................................................
(f)                   Not applicable................................................................................
(g)                   Not applicable................................................................................
(h)        (1)        Form of Purchase Agreement**..................................................................
(i)                   Not applicable................................................................................
(j)                   Form of Custodian Agreement**.................................................................
(k)        (1)        Form of Administration Agreement**............................................................
           (2)        Form of Paying Agent Agreement**..............................................................
           (3)        Form of Specimen for Debt Securities**........................................................
           (4)        Form of ADRs Security and Pledge Agreement**..................................................
           (5)        Form of Jersey Preference Shares Security and Pledge**........................................
           (6)        Form of Trust Reimbursement Agreement**.......................................................
           (7)        Form of Trust Expense Agreement**.............................................................
           (8)        Form of Expense and Indemnity Agreement**.....................................................
           (9)        Form of Debt Securities Subscription Agreement**..............................................
           (10)       Form of ADSs Purchase Contract**..............................................................
           (11)       Form of Distribution Trust Agreement**........................................................
(l)                   Opinion and Consent of Brown & Wood LLP, counsel to the Trust**...............................
(m)                   Not applicable................................................................................
(n)        (1)        Tax Opinion and Consent of Sullivan & Cromwell**..............................................
           (2)        Tax Opinion and Consent of PricewaterhouseCoopers Securities Limited, Australian tax adviser to the Trust*.................................................................................
           (3)        Consent of Deloitte & Touche LLP independent auditors for the Trust*..........................
(o)                   Not applicable................................................................................
(p)                   Form of TrUEPrS Subscription Agreement**......................................................
(q)                   Not applicable................................................................................
(r)                   Not applicable................................................................................


------------------------

+   Reference is made to Article III (Section 3.2), Article IV, Article V and
    Article VII (Section 7.1 and 7.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement

*   Previously filed.


**  Filed herewith.